UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2016

Semi-Annual Reports of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2016.

The decision in June by the citizens of the United Kingdom to exit the European Union (known as Brexit) makes a discussion of the past six months somewhat irrelevant because this event will rearrange a multitude of variables affecting all economies and markets around the globe over an extended period. The problem is that no one really knows exactly which changes will occur and in what order. Nor do they know the policy reactions along the way to deal with dislocations in the global relationships that have been developed and established over the 70 years of the post-World War II world. What we do know is that the future will be characterized by heightened uncertainty.

Brexit Vote Just the Start

Before looking at the uncertainties, it is helpful to examine what is known now, and what is likely. First, it will take a long time to actually negotiate and execute Brexit — at least two years and possibly more. Specifications for leaving the European Union require complex renegotiation of the relations between the EU and the exiting party, involving issues such as trade agreements and defense arrangements. David Cameron, the Prime Minister of the U.K., formally resigned immediately after the results of the referendum were announced. The Conservative Party acted quickly to elect a new prime minister, Theresa May, who immediately appointed a new cabinet comprised of many of the top advocates of pulling out of the EU. The message is clear: the vote of the “people” is sacrosanct in a democracy. However, she also made it clear that the U.K. is in no rush to invoke Article 50, the required formal declaration of intention to sever ties, in order to map out its strategy for negotiation with the EU. In the meantime, the U.K. will remain in the EU with all the obligations and benefits to which it is currently bound. That said, the U.K. has never been a full party to the EU, having negotiated exceptions to strict compliance with all EU regulations.

Global Markets and Economies Marked by Volatility

What else is known is that global markets will likely be volatile because markets do not like uncertainty and tend to react quickly and aggressively to the unexpected. The vote to leave the EU is a perfect case in point. Equity, bond and especially currency markets responded instantly to the results of the U.K. referendum. The aftermath of the U.K.’s departure from the EU will be, as already suggested, full of twists and turns that are almost certain to continue to roil markets.

What is not known, but probable, is that the U.S. dollar will likely reverse its recent decline and begin to strengthen again. The dollar and investments in the U.S. are viewed as safe havens for assets. The heightened uncertainty created by Brexit prompted foreigners to sell non-dollar assets and buy U.S. assets, primarily U.S. Treasury bonds. Similarly, gold is perceived as a safe haven and is priced in U.S. dollars, thus further supporting a stronger U.S. currency, while at the same time contributing to further advances in the price of gold. Also, the relative configuration of interest rates is likely to change. Long-term rates among southern members of the Eurozone have already spiked. Rates among the northern tier will likely fall further into negative territory as the European Central Bank tries additional monetary easing policies to support weak banks and already sluggish economies in Europe.

On the economic front, the unknowns but probables include even slower growth or outright recession both in the U.K. and EU. Likewise, in Japan, the yen — a safe haven currency like the U.S. dollar — will strengthen even more than it has over the past six months, creating a major headwind to exports, a key driver of Japanese growth. Slower growth in Europe and Japan will likely put downward pressure on Chinese growth, which has been receding since 2011. Slower Chinese growth will mean fewer imports from other Asian, as well as South American, markets. In short, slower growth, possibly below 3%, is highly probable.

U.S. Interest Rate Increases Unlikely Soon

Another very important unknown but highly probable outcome of Brexit is that the Federal Reserve’s plan to raise policy rates will be pushed out further in time, and may be curtailed and reversed if the global economy shows signs of sinking into a major recession. Immediately after the Brexit vote, the odds of a December rate hike, as indicated by pricing in the bond futures market, dropped from 50% to 15%. A July increase is already off the table, and September was already unlikely because of the upcoming presidential election in November. The Fed’s independence has been repeatedly questioned for years by many in Congress, especially since its policies have not generated the expected boost to growth. An increase in rates just before the election could be construed as politically motivated, further aggravating the consternation of those in Congress in favor of a more constrained Federal Reserve.

The Great Unknowns

We do not know for sure whether or not we are correct on the list of probable consequences of Brexit outlined above. However, one key unknown is whether Brexit will prompt other EU and Eurozone members to exit the EU — thus unraveling decades of integration. Complicating the situation for the U.K. exit from the EU is that Scotland and Northern Ireland, key constituents of the U.K., do not want to leave. On the other hand, the anti-establishment themes that resulted in the Brexit vote seem to be strengthening in other EU nations. For example, recent Italian elections resulted in anti-establishment mayors being elected in Rome and Turin — both major metropolitan centers influential in political trends. In Spain, a recent national election resulted in increased power to a major anti-Europe party, although the current government, which has continued to support the EU and the austerity policies implemented in return for debt support, remained in control. Nationalistic, anti-globalization, anti-immigration, anti-establishment and anti-EU movements have gained strength in the Netherlands and even France. While not currently relevant to the future of Europe, the U.S. presidential bid by Donald Trump is based on similar populist themes, including anti-immigration and anti-globalization. The entire Western world seems to be in the throes of an anti-establishment mood, suggesting that the world order developed over decades may be in for change. The nature of change is uncertainty, and as noted repeatedly in these letters, markets do not like uncertainty.

What Will Come of International Organizations?

Another unknown is the impact of Brexit on international organizations such as the International Monetary Fund, the Bank for International Settlements, NATO, and even the United Nations. Regarding the latter, the U.K. is one of five permanent members of the U.N.’s Security Council, each member of which has veto power over any proposal. Some have held for a long time that the U.K. should not remain on the council, arguing that it is no longer a major global player — economically, politically or militarily. Those claims are questionable given that the U.K. is the second largest economy in the EU behind Germany, and remains among the top 10 globally. It is also one of about a dozen nations possessing nuclear weapons. However, its current status is much diminished since the end of World War II, during which it played a significant role in defeating Hitler’s Germany. It can be argued that other nations could be candidates for inclusion. While that is unlikely to happen, the permanent status of the five members of the Security Council, which includes a U.K. with reduced influence on global affairs, begs the question of the continuing relevance of the United Nations, which is already viewed as ineffectual, at best, in the case of most global crises.

The future of NATO, the military alliance created to provide for European security, is also likely to be impacted by Brexit, as the U.K. is a key contributor, both in terms of money and military support, in the organization. U.S. relations with Europe will likely be impaired by not having the U.K. representing shared interests in its dealings as a member of the EU and, as a result, may complicate the role of the U.S. in NATO. Such potential realignment among defense allies in Europe would be problematic given Russia’s recent activities in the Ukraine and Syria.

Brexit Impact on the U.S.

Finally, it is not clear what impact Brexit will have on the U.S. The so-called “special relationship” we have with the U.K. is likely to become less special as that nation will lose its ability to represent our interests in the EU. As a result, our relationship with the EU will likely change over time.

As for the economic consequences, a stronger dollar and slower European growth will negatively impact our exports, as Europeans will have less to spend on U.S. goods that are more expensive for them. Because the U.S. economy remains stronger than most others, imports will remain strong. However, the combination of higher imports and lower exports reduces the Gross Domestic Product. In other words, slower European and slower global growth will likely prove to be incremental drags on the U.S. economy. Corporate capital investment, which has remained anemic for the past several years, is likely to be further restrained, especially among U.S. multinationals. All of the uncertainties unleashed by Brexit will make businesses more cautious about adding capacity to their operations. Much like the markets, corporate executives dislike uncertainty. Their normal response is to wait until things become clearer. As the consequences of Brexit unfold and we face continuing vicissitudes, corporations’ responses will be on hold. Caterpillar Corporation has already announced a wait-and-see response to Brexit. Others will follow in the same vein.

Fortunately, the U.S. economy is largely driven by the consumer, representing two-thirds of spending. Job growth has been strong and wages are rising, albeit slowly. Unemployment is at 4.7%, the lowest it has been over the past 25 years except for two occasions (2000 = 3.8%; 2007 = 4.4%). Auto sales remain strong, and home sales are improving. Government spending is increasing for the first time since before the Great Recession. Consumer balance sheets are at their strongest in decades because bad debts have been written off and consumers are just beginning to borrow tepidly. Furthermore, the savings rate remains high by historical standards, providing both sounder financial health and incremental buying power. Thus, the U.S. economy is in good shape even though growth is likely to continue to run at around a 2% rate on average. Of course, growth will slow in the event that serious recessions develop abroad.

U.S. corporate profits are another matter. S&P 500® earnings growth is flat to negative over the past year-and-a-half. Current projections for the next six quarters call for strong acceleration, but those estimates are almost assured to come down in the face of uncertainties throughout the world. The price-to-earnings ratios for 2016 and 2017 are above and equal to, respectively, the historical average. With earnings estimates coming down for each of the next six quarters, it is difficult to imagine that the S&P 500 will advance substantially, if at all. It is more likely to trade at lower levels. If the economy begins to dip into recession, stocks will decline.

Bonds yields, on the other hand, should remain around current lows or decline further. Concerns about slowing growth and recession tend to lower inflation and draw in money flows to Treasury bonds seeking a safe haven. Corporate bond yields, however, tend to move higher under such a scenario, widening spreads and challenging portfolio performance. This is because slowing growth undermines financial health, especially among more highly leveraged companies.

We still do not see a U.S. recession in the near term. However, the risks have risen in the aftermath of Brexit. There are a number of warning signs flashing. Corporate margins are near historical highs, the Treasury yield curve is flattening, the leading indicator is near its previous peak, and as noted, the unemployment rate is close to historic lows. These conditions typically precede a recession by anywhere from six to 18 months, but the actual lead times vary a lot over different cycles. The current cycle is on the verge of being the second longest in post-World War II history. Expansions do not end because of old age, but the type of slow growth environment we have experienced over the past eight years is more fragile and thus more vulnerable to shocks. Brexit was indeed a shock, but the fact that its consequences will develop slowly reduces the immediate impact. At the same time, Brexit has set in motion an engine of change that will eventually lead to a new world order in all its dimensions.

The Adviser to the Funds continues to reimburse the Funds for all expenses incurred by the Funds, other than the Adviser’s Management Fees. Furthermore, the Money Market Fund will continue to have a portion of its advisory fees waived to the extent necessary to ensure that the cumulative total investment return for the Money Market Fund, net of fees and expenses, does not fall below zero.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2016

All America Fund	+2.66%
Equity Index Fund	+3.79%
Mid-Cap Equity Index Fund	+7.84%
Small Cap Value Fund	+3.41%
Small Cap Growth Fund	-1.08%
Bond Fund	+6.04%
Money Market Fund	+0.10%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2016 compared with its relevant index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

Standard & Poor’s®, S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% large and mid-cap stocks and 20% small cap stocks. Beginning July 1, 2016, the actively managed portfolio will shift to mid-cap stocks from large cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the half year ended June 30, 2016, the S&P 500 of large capitalization stocks increased by 3.84% on a total return basis, while the Russell 2000® Growth Index was down -1.59% and the Russell 2000® Value Index was up 6.08%.

The All America Fund’s return for the six months ended June 30, 2016, before expenses was 2.92% and 2.66% after expenses versus the benchmark return of 3.84%. The underperformance of the Fund was the result of underperformance by all three active equity components, namely, the Small Cap Value and Small Cap Growth and the Large Cap components of the Fund. The Equity Index component essentially matched the benchmark return.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2016, was 3.85% before expenses and 3.79% after expenses, in line with the benchmark return of 3.84%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2016, was 7.90% before expenses and 7.84% after expenses, finishing slightly below the 7.93% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2016, the Small Cap Value Fund returned 3.85% before expenses and 3.41% after expenses versus a 6.08% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Basic Materials and Utilities while the worst performing sectors were Retail and Health Care.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Consumer Cyclicals and Technology, while sectors detracting from Fund performance included Consumer Staples and REITs.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned -0.66% before expenses and -1.08% after expenses during the six months ended June 30, 2016. The Fund’s benchmark, the Russell 2000® Growth Index, returned -1.59% for the period.

The small capitalization growth marketplace had a difficult time keeping up with other asset classes during the first six-months of the year. Health Care which has been one of the drivers of performance over the last several years in many asset classes declined over 14% in small cap growth. This decline was mostly due to the biotechnology and pharmaceutical industries.

Domestic large and mid capitalization equity classes outperformed the small company sector. The growth style of investing struggled with its large exposure to Health Care, Information Technology and Consumer Discretionary sectors. In addition, the small cap growth equity class has little representation in Utilities and Materials which were two of the best performing sectors during the first half of 2016.

Investors in the small company area were benefitted by the Telecommunications Services sector. This was the best performing sector in our small cap growth index. In addition, we significantly outperformed our benchmark in this area due to holdings of a regional full-service telecommunications company and a satellite communication solutions company.

The Industrial sector showed a negative return of almost 8%. This sector detracted from the overall return of the benchmark and the Fund. Poor stock selection in Professional Services and Aerospace & Defense were the industries in which the fund struggled with its results.

We continue to believe that in a slowing global economic environment, investing in domestic small cap growth stocks can provide attractive relative returns over the long term albeit with higher levels of volatility.

BOND FUND

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed bonds, all of which normally yield more than U.S. Treasury issues.

The fixed income markets experienced positive returns during the first half of 2016. Treasury rates moved lower across the yield curve and most corporate bond spreads tightened. The drop in rates was driven initially by concerns of an economic slowdown in the United States as the S&P 500 fell more than 10% and the price of a barrel of oil plummeted from $37.04 to $26.21, or 29% in just six weeks. As those concerns abated following the strong recovery in stocks and the price of oil, the drop in German and Japanese Ten-year Treasury rates to below zero coupled with the vote by the United Kingdom to leave the European Union put renewed downward pressure on Treasury rates in the U.S.

The yield curve flattened as yields on long-dated Treasuries fell more than those of short-dated Treasuries. Two-year Treasury Notes yielded 0.58% at the end of the 2nd quarter, down from 1.05% at the end of 2015. Yields on ten-year Notes tumbled from 2.27% at 2015 year-end to 1.47% on June 30, close to the then-record low of 1.39% set in July 2012.

In the corporate bond market, high-grade spreads tightened from 172 basis points at the end of 2015 to 156 on June 30. This action was not achieved in a straight line nor did all ratings classes participate. As the S&P 500 and the price of oil fell, investment grade credit spreads widened more than 40 basis points and only started to recover as the price of oil found its February 11th bottom. For the six months ending on June 30, AAA-rated corporate spreads widened from 76 to 89 basis points, while BBB-rated bond spreads tightened from 231 to 202 basis points. In general, industrial spreads tightened the most and financial spreads widened as investors assessed the exposure of banks to the energy sector via loans.

Through the first two quarters of 2016, the Bond Fund returned 6.27% before expenses, besting the Barclays Capital Aggregate Bond Index’s return of 5.31% by almost 100 basis points. The Fund’s relative outperformance was driven by its’ overweight position in corporate bonds in particular, BBB-rated industrial bonds. Security selection in Treasuries and Mortgage-Backed Securities (MBS) was a net positive as both sleeves outperformed their respective counterparts in the Index.

The Bond Fund’s strategy is to overweight corporates, underweight Treasuries, and market weight MBS securities. The portfolio’s objective is to maintain a similar maturity profile to the Barclays Capital Aggregate Bond Index with an overweighting of BBB issuers. To achieve the duration target, intermediate maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

For the six months ended June 30, 2016, the Bond Fund returned 6.27% before expenses and 6.04% after expenses. This compares favorably to the Barclays Capital Aggregate Bond Index, which returned 5.31% for the period. As in past years, the Fund’s emphasis on higher-yielding corporate issues was a major contributor to its outperformance.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2016, the Money Market Fund returned 0.20% before expenses and 0.10% after expenses, compared to a 0.12% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

Entering the year, the market as defined by Fed Fund futures contracts was pricing in a greater than 90% chance of an increase or tightening of the Fed Funds target by the December 2016 meeting. On June 30, that figure had dropped to about 9%, not much more than the probabilities of an interest rate cut which stood close to 7%. Market consensus is that the drop in German and Japanese Ten-year Treasury rates to below zero coupled with the vote by the United Kingdom to leave the European Union has put the Federal Reserve on hold for longer than expected. As a result of these diminished expectations, money market returns remain affected by extremely low yields and a limited supply of eligible investments. The Fund’s strategy continued to focus on quality, liquidity, and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 9, 2016, was 0.21%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2016 (Unaudited)

All America Fund

Equity Index Fund

Mid-Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Bond Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2016 (Unaudited) (Continued)

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse each Fund’s total operating expenses other than their respective investment management fees. This contractual obligation remains in effect through April 30, 2017 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.19% for the Money Market Fund during the six months ended June 30, 2016 and resulted in the Fund being reimbursed for all other operating expenses during that period.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2016 and held for the entire period ending June 30, 2016 under the expense reimbursement in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Institutional Funds, Inc. Funds do not charge.

All America Fund
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period* January 1 to June 30, 2016
Actual	$1,000.00	$1,026.74	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	$2.51

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period* January 1 to June 30, 2016
Actual	$1,000.00	$1,038.12	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period* January 1 to June 30, 2016
Actual	$1,000.00	$1,078.84	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period* January 1 to June 30, 2016
Actual	$1,000.00	$1,034.31	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.35	$4.27

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period* January 1 to June 30, 2016
Actual	$1,000.00	$989.14	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.35	$4.27

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period* January 1 to June 30, 2016
Actual	$1,000.00	$1,060.75	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	$2.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period* January 1 to June 30, 2016
Actual	$1,000.00	$1,001.00	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.01

*	Expenses are equal to the Fund’s annual expense ratio (before any fee waiver) of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.0%)
Amazon.com, Inc.*	128	$91,599
Comcast Corp. Cl A	800	52,152
Disney (Walt) Co.	494	48,323
Home Depot, Inc.	413	52,736
McDonald’s Corp.	291	35,019
Other Securities	9,232	459,771

		739,600

CONSUMER STAPLES (6.1%)
Altria Group, Inc.	647	44,617
Coca-Cola Co.	1,287	58,340
Constellation Brands, Inc. Cl A	58	9,593
J.M. Smucker Co.	39	5,944
PepsiCo, Inc.	478	50,639
Philip Morris Int’l., Inc.	513	52,182
Proctor & Gamble Co.	880	74,510
Wal-Mart Stores, Inc.	506	36,948
Other Securities	4,153	302,681

		635,454

ENERGY (4.2%)
Chevron Corp.	623	65,309
Exxon Mobil Corp.	1,373	128,705
Schlumberger Ltd.	459	36,298
Other Securities	5,256	214,342

		444,654

FINANCIALS (10.9%)
Bank of America Corp.	3,400	45,118
Berkshire Hathaway, Inc. Cl B*	620	89,770
Citigroup, Inc.	970	41,118
iShares Core S&P 500 ETF	955	201,214
JPMorgan Chase & Co.	1,210	75,189
Wells Fargo & Co.	1,528	72,320
Other Securities	11,691	624,546

		1,149,275

HEALTH CARE (8.6%)
Amgen, Inc.	248	37,733
Bristol-Myers Squibb Co.	551	40,526
Gilead Sciences, Inc.	441	36,788
Johnson & Johnson	910	110,383
Medtronic PLC	464	40,261
Merck & Co., Inc.	916	52,771
Pfizer, Inc.	2,007	70,666
UnitedHealth Group, Inc.	314	44,337
Other Securities	5,500	470,003

		903,468

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (5.7%)
3M Co.	200	$35,024
General Electric Co.	3,041	95,731
Other Securities	5,952	462,649

		593,404

INFORMATION TECHNOLOGY (11.3%)
Alphabet, Inc. Cl A*	97	68,242
Alphabet, Inc. Cl C*	98	67,826
Apple, Inc.	1,810	173,031
Cisco Systems, Inc.	1,660	47,625
Facebook, Inc. Cl A*	764	87,310
Int’l. Business Machines Corp.	292	44,320
Intel Corp.	1,557	51,070
Microsoft Corp.	2,598	132,938
Oracle Corp.	1,031	42,199
Visa, Inc. Cl A	630	46,727
Other Securities	9,437	428,217

		1,189,505

MATERIALS (1.6%)
Other Securities	3,245	173,297

TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.	2,035	87,932
Verizon Communications, Inc.	1,348	75,272
Other Securities	659	12,011

		175,215

UTILITIES (2.1%)
Edison International	107	8,311
Sempra Energy	78	8,894
Other Securities	3,610	198,818

		216,023

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $4,697,342) 59.1%		6,219,895

TOTAL INDEXED ASSETS
(Cost: $4,697,342) 59.1%		6,219,895

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2016 (Unaudited)

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.4%)
CST Brands, Inc.	1,714	$73,840
Diamond Resorts Int’l., Inc.*	2,444	73,222
Panera Bread Co. Cl A*	214	45,355
Other Securities	12,685	379,942

		572,359

CONSUMER STAPLES (1.9%)
Constellation Brands, Inc. Cl A	234	38,704
J.M. Smucker Co.	197	30,025
Other Securities	3,904	128,438

		197,167

ENERGY (2.0%)
Other Securities	7,700	207,151

FINANCIALS (9.9%)
iShares Russell 2000 Value ETF	100	9,730
iShares Russell Mid-Cap ETF	93	15,637
iShares Russell Mid-Cap Value ETF	46	3,417
Other Securities	35,428	1,015,648

		1,044,432

HEALTH CARE (4.1%)
Acadia Healthcare Co., Inc.*	665	36,841
Other Securities	12,026	390,884

		427,725

INDUSTRIALS (4.3%)
Orbital ATK, Inc.	413	35,163
Other Securities	9,604	421,123

		456,286

INFORMATION TECHNOLOGY (5.8%)
Other Securities	19,505	604,020

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (2.1%)
Other Securities	7,262	$222,235

TELECOMMUNICATION SERVICES (0.5%)
Other Securities	2,265	48,072

UTILITIES (2.8%)
Edison International	343	26,641
Sempra Energy	307	35,004
Other Securities	4,751	234,459

		296,104

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $3,856,405) 38.8%		4,075,551

TOTAL ACTIVE ASSETS
(Cost: $3,856,405) 38.8%		4,075,551

TOTAL INVESTMENTS
(Cost: $8,553,747) 97.9%		10,295,446

OTHER NET ASSETS 2.1%		216,468

NET ASSETS 100.0%		$10,511,914

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
Amazon.com, Inc.*	699	$500,218
Comcast Corp. Cl A	4,373	285,076
Disney (Walt) Co.	2,697	263,821
Home Depot, Inc.	2,251	287,430
McDonald’s Corp.	1,587	190,980
Starbucks Corp.	2,647	151,197
Other Securities	47,775	2,359,309

		4,038,031

CONSUMER STAPLES (10.2%)
Altria Group, Inc.	3,535	243,774
Coca-Cola Co.	7,033	318,806
CVS Health Corp.	1,943	186,023
PepsiCo, Inc.	2,611	276,609
Philip Morris Int’l., Inc.	2,802	285,019
Proctor & Gamble Co.	4,808	407,093
Wal-Mart Stores, Inc.	2,763	201,754
Other Securities	21,283	1,553,595

		3,472,673

ENERGY (7.2%)
Chevron Corp.	3,408	357,261
Exxon Mobil Corp.	7,503	703,331
Schlumberger Ltd.	2,509	198,412
Other Securities	28,806	1,175,690

		2,434,694

FINANCIALS (16.6%)
Bank of America Corp.	18,569	246,405
Berkshire Hathaway, Inc. Cl B*	3,390	490,838
Citigroup, Inc.	5,299	224,625
iShares Core S&P 500 ETF	2,284	481,239
JPMorgan Chase & Co.	6,608	410,621
Wells Fargo & Co.	8,350	395,206
Other Securities	63,869	3,409,493

		5,658,427

HEALTH CARE (14.5%)
AbbVie, Inc.	2,924	181,025
Allergan PLC*	716	165,460
Amgen, Inc.	1,356	206,315
Bristol-Myers Squibb Co.	3,013	221,606
Gilead Sciences, Inc.	2,406	200,709
Johnson & Johnson	4,972	603,104

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Medtronic PLC	2,538	$220,254
Merck & Co., Inc.	5,003	288,223
Pfizer, Inc.	10,966	386,113
UnitedHealth Group, Inc.	1,718	242,582
Other Securities	26,395	2,221,987

		4,937,378

INDUSTRIALS (9.5%)
3M Co.	1,097	192,107
Boeing Co.	1,084	140,779
General Electric Co.	16,611	522,914
Honeywell International, Inc.	1,377	160,173
United Technologies Corp.	1,407	144,288
Other Securities	28,626	2,078,856

		3,239,117

INFORMATION TECHNOLOGY (19.1%)
Alphabet, Inc. Cl A*	530	372,871
Alphabet, Inc. Cl C*	534	369,325
Apple, Inc.	9,886	945,102
Cisco Systems, Inc.	9,068	260,161
Facebook, Inc. Cl A*	4,173	476,890
Int’l. Business Machines Corp.	1,597	242,393
Intel Corp.	8,503	278,898
MasterCard, Inc. Cl A	1,758	154,809
Microsoft Corp.	14,187	725,949
Oracle Corp.	5,628	230,354
QUALCOMM, Inc.	2,654	142,175
Visa, Inc. Cl A	3,437	254,922
Other Securities	47,131	2,041,972

		6,495,821

MATERIALS (2.8%)
Other Securities	17,738	946,986

TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.	11,116	480,322
Verizon Communications, Inc.	7,367	411,373
Other Securities	3,606	65,870

		957,565

UTILITIES (3.5%)
Other Securities	20,763	1,182,207

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $26,800,196) 98.1%		33,362,899

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.34	08/25/16	$100,000	$99,948

TOTAL SHORT-TERM DEBT SECURITIES (COST: $99,948) 0.3%					99,948

TOTAL INVESTMENTS (COST: $26,900,144) 98.4%					33,462,847

OTHER NET ASSETS 1.6%					550,075

NET ASSETS 100.0%					$34,012,922

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.5%)
Domino’s Pizza, Inc.	681	$89,470
NVR, Inc.*	49	87,237
Other Securities	72,101	2,156,551

		2,333,258

CONSUMER STAPLES (4.5%)
Ingredion, Inc.	969	125,398
WhiteWave Foods Co. Cl A*	2,373	111,389
Other Securities	22,336	675,756

		912,543

ENERGY (3.6%)
Other Securities	42,198	724,450

FINANCIALS (28.4%)
Alexandria Real Estate Equities, Inc.	1,003	103,831
Alleghany Corp.*	209	114,862
American Campus Communities, Inc.	1,745	92,258
Camden Property Trust	1,163	102,832
Duke Realty Corp.	4,657	124,156
Everest Re Group Ltd.	567	103,574
FactSet Research Systems, Inc.	552	89,104
iShares Core S&P Mid-Cap ETF	2,986	446,080
Mid-America Apt. Communities, Inc.	1,024	108,954
MSCI, Inc. Cl A	1,171	90,308
National Retail Pptys., Inc.	1,935	100,078
New York Community Bancorp, Inc.	6,612	99,114
Raymond James Financial, Inc.	1,705	84,057
Regency Centers Corp.	1,322	110,691
Reinsurance Grp. of America, Inc.	857	83,120
SEI Investments Co.	1,833	88,186
Signature Bank*	727	90,817
Other Securities	128,311	3,749,510

		5,781,532

HEALTH CARE (8.8%)
Cooper Companies, Inc.	650	111,521
IDEXX Laboratories, Inc.*	1,213	112,639
MEDNAX, Inc.*	1,258	91,117
Mettler-Toledo Int’l., Inc.*	362	132,101
ResMed, Inc.	1,887	119,315
Teleflex, Inc.	578	102,485
Other Securities	21,379	1,116,571

		1,785,749

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (13.1%)
Carlisle Cos., Inc.	857	$90,568
Huntington Ingalls Industries, Inc.	629	105,691
IDEX Corp.	1,011	83,003
Smith (A.O.) Corp.	1,004	88,462
Wabtec Corp.	1,209	84,908
Other Securities	50,679	2,201,875

		2,654,507

INFORMATION TECHNOLOGY (16.2%)
ANSYS, Inc.*	1,183	107,357
Broadridge Financial Solutions, Inc.	1,576	102,755
Cadence Design Systems, Inc.*	4,055	98,537
CDK Global, Inc.	2,078	115,308
Computer Sciences Corp.	1,870	92,846
Gartner, Inc.*	1,107	107,833
Henry (Jack) & Associates, Inc.	1,067	93,117
Synopsys, Inc.*	2,026	109,566
Trimble Navigation Ltd.*	3,354	81,703
Other Securities	83,618	2,393,001

		3,302,023

MATERIALS (6.9%)
Ashland, Inc.	827	94,915
Packaging Corp. of America	1,263	84,533
RPM International, Inc.	1,789	89,361
Valspar Corp.	983	106,193
Other Securities	25,583	1,032,377

		1,407,379

TELECOMMUNICATION SERVICES (0.2%)
Other Securities	1,271	37,698

UTILITIES (5.9%)
Aqua America, Inc.	2,384	85,013
Atmos Energy Corp.	1,377	111,978
OGE Energy Corp.	2,677	87,672
UGI Corp.	2,328	105,342
Westar Energy, Inc.	1,898	106,459
Other Securities	17,200	693,225

		1,189,689

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $17,332,395) 99.1%		20,128,828

TOTAL INVESTMENTS
(Cost: $17,332,395) 99.1%		20,128,828

OTHER NET ASSETS 0.9%		179,196

NET ASSETS 100.0%		$20,308,024

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (11.3%)
Bassett Furniture Industries, Inc.	4,116	$98,537
CST Brands, Inc.	2,151	92,665
Diamond Resorts Int’l., Inc.*	11,270	337,654
Houghton Mifflin Harcourt Co.*	8,048	125,790
Select Comfort Corp.*	3,976	85,007
Other Securities	22,414	316,440

		1,056,093

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	10,841	90,631
Farmer Brothers Co.*	2,421	77,617
Vector Group Ltd.	3,252	72,910

		241,158

ENERGY (4.4%)
PBF Energy, Inc.	3,814	90,697
Other Securities	22,979	317,225

		407,922

FINANCIALS (39.7%)
Aspen Insurance Hldgs. Ltd.	1,786	82,835
BancFirst Corp.	1,297	78,235
Banner Corp.	2,114	89,930
Brookline Bancorp, Inc.	8,007	88,317
Chesapeake Lodging Trust	3,104	72,168
Colony Capital, Inc. Cl A	4,827	74,094
Customers Bancorp, Inc.*	3,325	83,557
Easterly Government Pptys.	4,660	91,942
Ellington Financial LLC	6,953	119,105
Equity Lifestyle Properties, Inc.	1,205	96,460
FelCor Lodging Trust, Inc.	12,656	78,847
First Interstate BancSytem, Inc.	2,565	72,077
Forest City Realty Trust, Inc. Cl A	5,710	127,390
Highwoods Properties, Inc.	2,467	130,258
Investors Bancorp, Inc.	7,741	85,770
iShares Russell 2000 Value ETF	970	94,381
Northfield Bancorp, Inc.	5,563	82,499
Pennsylvania REIT	3,533	75,783
PrivateBancorp, Inc.	2,578	113,509
Selective Insurance Group, Inc.	2,010	76,802
Stock Yards Bancorp, Inc.	4,527	127,797
SVB Financial Group*	1,337	127,229
Other Securities	78,510	1,617,945

		3,686,930

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (4.4%)
Amsurg Corp.*	1,002	$77,695
Supernus Pharmaceuticals, Inc.*	5,817	118,492
Other Securities	23,858	213,705

		409,892

INDUSTRIALS (10.9%)
AZZ, Inc.	2,477	148,570
Deluxe Corp.	1,312	87,077
Encore Wire Corp.	2,280	84,998
Miller Industries, Inc.	5,582	114,933
Mueller Industries, Inc.	7,441	237,219
Orbital ATK, Inc.	1,623	138,182
Other Securities	6,403	197,360

		1,008,339

INFORMATION TECHNOLOGY (10.4%)
MKS Instruments, Inc.	1,710	73,633
Proofpoint, Inc.*	1,222	77,096
Xura, Inc.*	3,068	74,951
Other Securities	48,638	737,402

		963,082

MATERIALS (3.7%)
Kaiser Aluminum Corp.	1,560	141,040
Kraton Performance Polymers, Inc.*	3,468	96,861
Other Securities	6,083	101,450

		339,351

TELECOMMUNICATION SERVICES (1.1%)
ORBCOMM, Inc.*	7,367	73,302
Other Securities	1,171	31,898

		105,200

UTILITIES (7.1%)
Avista Corp.	2,473	110,790
Idacorp, Inc.	1,543	125,523
Northwest Natural Gas Co.	1,263	81,868
PNM Resources, Inc.	2,828	100,224
Portland General Electric Co.	1,790	78,975
Other Securities	2,511	161,291

		658,671

TOTAL COMMON STOCKS (Cost: $7,676,871) 95.6%		8,876,638

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Bill	A-1+	0.27	08/25/16	$200,000	$199,911

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,911) 2.2%					199,911

TOTAL INVESTMENTS (Cost: $7,876,782) 97.8%					9,076,549

OTHER NET ASSETS 2.2%					201,599

NET ASSETS 100.0%					$9,278,148

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (17.5%)
CST Brands, Inc.	2,691	$115,928
Diamond Resorts Int’l., Inc.*	2,781	83,319
Drew Industries, Inc.	770	65,327
Five Below, Inc.*	1,323	61,400
Haverty Furniture Cos., Inc.	3,320	59,860
HSN, Inc.	1,122	54,899
Intrawest Resorts Hldgs., Inc.*	4,115	53,413
Lions Gate Entertainment Corp.	3,607	72,970
Panera Bread Co. Cl A*	280	59,343
Red Robin Gourmet Burgers, Inc.*	1,997	94,718
Select Comfort Corp.*	4,627	98,925
Steve Madden Ltd.*	1,571	53,697
Other Securities	8,914	256,422

		1,130,221

CONSUMER STAPLES (4.0%)
Village Super Market, Inc. Cl A	1,775	51,280
WD-40 Co.	913	107,232
Other Securities	2,560	97,867

		256,379

ENERGY (1.4%)
Other Securities	3,642	87,777

FINANCIALS (8.9%)
CubeSmart	2,007	61,976
Easterly Government Pptys.	3,595	70,929
FBL Financial Group, Inc. Cl A	853	51,752
Investors Bancorp, Inc.	5,585	61,882
QTS Realty Trust, Inc.	1,387	77,644
Safety Insurance Group, Inc.	1,016	62,565
Other Securities	7,046	187,465

		574,213

HEALTH CARE (20.0%)
Abiomed, Inc.*	570	62,295
Acadia Healthcare Co., Inc.*	1,556	86,202
Emergent Biosolutions, Inc.*	2,224	62,539
Omnicell, Inc.*	2,267	77,599
PAREXEL International Corp.*	963	60,553
Supernus Pharmaceuticals, Inc.*	2,961	60,316
WellCare Health Plans, Inc.*	854	91,617
Other Securities	27,349	790,645

		1,291,766

	Shares	Value
COMMON STOCKS: (CONTINUED)
INDUSTRIALS (11.4%)
Astronics Corp.*	3,932	$130,778
AZZ, Inc.	1,435	86,071
Covenant Transportation Group Cl A*	3,772	68,160
EnPro Industries, Inc.	1,484	65,875
Healthcare Svcs. Group, Inc.	1,848	76,470
Mueller Water Products, Inc. Cl A	6,143	70,153
Sun Hydraulics Corp.	1,663	49,374
Teledyne Technologies, Inc.*	582	57,647
Trex Co., Inc.*	1,688	75,825
Other Securities	1,659	56,832

		737,185

INFORMATION TECHNOLOGY (22.8%)
Ambarella, Inc.*	1,554	78,959
Apigee Corp.*	5,335	65,194
Cavium, Inc.*	1,761	67,975
Globant S.A.*	1,789	70,397
LogMeIn, Inc.*	1,177	74,657
MaxLinear, Inc. Cl A*	3,677	66,112
Monolithic Power Systems, Inc.	1,001	68,388
Proofpoint, Inc.*	1,382	87,190
Tyler Technologies, Inc.*	432	72,019
Other Securities	32,176	819,847

		1,470,738

MATERIALS (4.6%)
Ferro Corp.*	6,445	86,234
Other Securities	8,131	212,005

		298,239

TELECOMMUNICATION SERVICES (2.2%)
ORBCOMM, Inc.*	5,143	51,173
Shenandoah Telecommunications Co.	2,254	88,041

		139,214

UTILITIES (2.5%)
Chesapeake Utilities Corp.	947	62,672
Northwest Natural Gas Co.	1,511	97,943

		160,615

TOTAL COMMON STOCKS (Cost: $5,570,861) 95.3%		6,146,347

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill	A-1+	0.27	08/25/16	$100,000	$99,959

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $99,959) 1.6%					99,959

TOTAL INVESTMENTS (Cost: $5,670,820) 96.9%					6,246,306

OTHER NET ASSETS 3.1%					198,738

NET ASSETS 100.0%					$6,445,044

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.0%)
U.S. Treasury Bond	AA+	2.88	05/15/43	$200,000	$224,898
U.S. Treasury Note	AA+	1.63 - 2.13	05/15/25 - 02/15/26	350,000	358,442
U.S. Treasury Strip	AA+	0.00	08/15/28 - 08/15/29	2,100,000	1,667,235

					2,250,575

U.S. GOVERNMENT AGENCIES (27.4%)
MORTGAGE-BACKED OBLIGATIONS (27.4%)
FHARM	AA+	2.76 - 5.84	02/01/36 - 09/01/39	29,316	30,886
FHLMC	AA+	2.50 - 6.00	03/01/21 - 07/01/45	1,126,229	1,203,497
FHLMC Strip	AA+	3.00	01/15/43	77,833	81,175
FNMA	AA+	2.41 - 8.00	09/01/16 - 12/25/49	2,611,633	2,815,146
FNMA Strip	AA+	3.00	08/25/42	72,104	74,055
GNMA (2)	AA+	3.50 - 7.00	10/15/24 - 10/20/43	461,801	506,745
Other Securities				29,039	32,284

					4,743,788

CORPORATE DEBT (58.1%)
CONSUMER DISCRETIONARY (10.0%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	155,000	169,399
Dollar General Corp.	BBB	3.25	04/15/23	85,000	88,244
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	85,000	90,100
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	87,719
NVR, Inc.	BBB+	3.95	09/15/22	85,000	90,087
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	85,000	93,366
Staples, Inc.	BBB-	4.38	01/12/23	85,000	86,565
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	107,563
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	87,023
Other Securities				780,000	825,727

					1,725,793

CONSUMER STAPLES (3.9%)
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	100,798
Sysco Corp.	BBB+	2.60 - 3.75	06/12/22 - 10/01/25	105,000	109,490
Whole Foods Market, Inc.†	BBB-	5.20	12/03/25	100,000	107,819
Other Securities				345,000	351,642

					669,749

ENERGY (3.8%)
EQT Corp.	BBB	4.88	11/15/21	85,000	90,382
Other Securities				580,000	575,723

					666,105

FINANCIALS (13.0%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	88,255
American Tower Corp.	BBB-	4.50	01/15/18	85,000	88,679
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	91,520
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	94,617
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	91,348
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	88,746
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	87,079
Other Securities				1,510,000	1,611,426

					2,241,670

HEALTH CARE (6.2%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	93,695
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	94,046
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	87,068
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	89,500
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	87,970

The accompanying notes are an integral part of these portfolio schedules

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (CONTINUED)
PerkinElmer, Inc.	BBB	5.00	11/15/21	$85,000	$94,238
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	93,221
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	93,806
Other Securities				320,000	342,398

					1,075,942

INDUSTRIALS (5.5%)
Crane Co.	BBB	2.75	12/15/18	90,000	92,502
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	89,742
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	87,871
Other Securities				670,000	687,094

					957,209

INFORMATION TECHNOLOGY (6.6%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	93,969
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	110,878
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	89,992
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	89,054
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	94,360
Lexmark International, Inc.	BBB-	5.13 - 6.65	06/01/18 - 03/15/20	85,000	90,240
Symantec Corp.	BBB-	4.20	09/15/20	85,000	88,605
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	87,098
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	86,328
Other Securities				315,000	321,802

					1,152,326

MATERIALS (6.3%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	90,446
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	92,013
Domtar Corp.	BBB-	4.40	04/01/22	85,000	88,141
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	88,262
Other Securities				755,000	740,886

					1,099,748

TELECOMMUNICATION SERVICES (0.7%)
Other Securities				115,000	121,204

UTILITIES (2.1%)
Entergy Corp.	BBB-	5.13	09/15/20	85,000	93,140
SCANA Corp.	BBB	4.13	02/01/22	85,000	88,311
Other Securities				185,000	188,643

					370,094

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,333,328) 98.5%					17,074,203

TOTAL INVESTMENTS (Cost: $16,333,328) 98.5%					17,074,203

OTHER NET ASSETS 1.5%					265,215

NET ASSETS 100.0%					$17,339,418

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.2%)
U.S. Treasury Bill	A-1+	0.28	08/11/16	$3,400,000	$3,398,898
U.S. Treasury Bill	A-1+	0.34	08/25/16	1,000,000	999,480

					4,398,378

U.S. GOVERNMENT AGENCIES (9.6%)
FHLB	A-1+	0.31	08/05/16	300,000	299,910
FHLB	A-1+	0.31	08/08/16	500,000	499,834
FHLB	A-1+	0.32	08/02/16	150,000	149,957
FHLB	A-1+	0.33	08/19/16	200,000	199,910
FHLB	A-1+	0.34	08/19/16	157,000	156,927
FHLB	A-1+	0.40	07/27/16	165,000	164,952
FHLB	A-1+	0.40	08/08/16	500,000	499,789
FHLB	A-1+	0.40	09/16/16	800,000	799,452

					2,770,731

COMMERCIAL PAPER (75.2%)
Air Products & Chemicals†	A-1	0.37	07/01/16	600,000	600,000
Apple, Inc.†	A-1+	0.42	07/05/16	700,000	699,967
Apple, Inc.†	A-1+	0.43	07/06/16	500,000	499,970
Chevron Corp.†	A-1+	0.41	08/02/16	1,191,000	1,190,566
Emerson Electric Co.†	A-1	0.40	07/26/16	600,000	599,833
Emerson Electric Co.†	A-1	0.43	07/20/16	500,000	499,887
Exxon Mobil Corp.	A-1+	0.43	08/02/16	1,100,000	1,099,579
Grainger (W.W.), Inc.	A-1+	0.39	07/11/16	450,000	449,951
Grainger (W.W.), Inc.	A-1+	0.41	07/26/16	450,000	449,872
Grainger (W.W.), Inc.	A-1+	0.42	07/21/16	200,000	199,953
Hershey Co.†	A-1	0.39	07/08/16	1,200,000	1,199,909
Intercontinental Exchange, Inc.†	A-1	0.50	07/12/16	1,100,000	1,099,832
J.P. Morgan Securities LLC	A-1	0.50	08/08/16	250,000	249,868
J.P. Morgan Securities LLC	A-1	0.50	08/09/16	275,000	274,851
J.P. Morgan Securities LLC†	A-1	0.52	07/27/16	250,000	249,906
J.P. Morgan Securities LLC†	A-1	0.60	09/02/16	325,000	324,659
Microsoft Corp.†	A-1+	0.38	08/03/16	300,000	299,895
Microsoft Corp.†	A-1+	0.44	08/03/16	850,000	849,657
National Rural Utilities	A-1	0.40	07/20/16	700,000	699,852
National Rural Utilities	A-1	0.42	07/27/16	400,000	399,879
Nestle Capital Corp.†	A-1+	0.44	08/23/16	450,000	449,709
Novartis Finance Corp.†	A-1+	0.43	07/28/16	600,000	599,806
PepsiCo, Inc.†	A-1	0.40	08/17/16	800,000	799,582
Pfizer, Inc.†	A-1+	0.46	07/25/16	1,200,000	1,199,632
QUALCOMM, Inc.†	A-1+	0.38	07/21/16	1,200,000	1,199,747
Ralph Lauren Corp.†	A-1	0.40	07/01/16	500,000	500,000
Simon Ppty. Group LP†	A-1	0.48	07/18/16	600,000	599,864
Simon Ppty. Group LP†	A-1	0.48	08/04/16	500,000	499,773
Travelers Cos., Inc.†	A-1	0.40	07/01/16	1,050,000	1,050,000
Unilever Capital Corp.†	A-1	0.38	08/01/16	1,100,000	1,099,640
Washington Gas Light Co.	A-1	0.40	07/11/16	200,000	199,978
Washington Gas Light Co.	A-1	0.43	07/15/16	900,000	899,849
Wisconsin Gas Co.	A-1	0.42	07/06/16	700,000	699,959

					21,735,425

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $28,904,406) 100.0%					28,904,534

TOTAL INVESTMENTS (Cost: $28,904,406) 100.0%					28,904,534

OTHER NET ASSETS -0.0% (3)					(5,212)

NET ASSETS 100.0%					$28,899,322

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$447,661	2.6%
MONEY MARKET FUND	$16,111,834	55.8%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2016, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
EQUITY INDEX FUND	6	E-mini S&P 500 Stock Index	P	September 2016	$627,060	$825	1.9%
MID-CAP EQUITY INDEX FUND	1	E-mini S&P MidCap 400 Stock Index	P	September 2016	$149,300	$64	0.1%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	U.S. Government guaranteed security.

(3)	Percentage is less than 0.05%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $8,553,747 Equity Index Fund — $26,900,144 Mid-Cap Equity Index Fund — $17,332,395 Small Cap Value Fund — $7,876,782 Small Cap Growth Fund — $5,670,820 Bond Fund — $16,333,328 Money Market Fund — $28,904,406)	$10,295,446	$33,462,847	$20,128,828	$9,076,549
Cash	222,906	558,630	1,511	190,930
Interest and dividends receivable	11,518	37,252	20,737	8,574
Receivable for securities sold	35,903	28,035	269,562	28,119
Receivable for daily variation on future contracts	—	8,207	64	—

TOTAL ASSETS	10,565,773	34,094,971	20,420,702	9,304,172

LIABILITIES:
Payable for securities purchased	48,725	42,900	95,198	18,314
Shareholder redemptions payable	—	35,000	15,000	—
Accrued expenses	5,134	4,149	2,480	7,710

TOTAL LIABILITIES	53,859	82,049	112,678	26,024

NET ASSETS	$10,511,914	$34,012,922	$20,308,024	$9,278,148

SHARES OUTSTANDING (Note 4)	1,015,240	3,540,567	1,910,566	789,332

NET ASSET VALUE PER SHARE	$10.35	$9.61	$10.63	$11.75

COMPONENTS OF NET ASSETS:
Paid-in capital	$8,038,386	$27,236,815	$16,835,546	$8,085,191
Accumulated undistributed net investment income (loss)	2,969	3,481	4,349	728
Accumulated undistributed net realized gain (loss) on investments and futures contracts	728,860	209,098	671,632	(7,538)
Net unrealized appreciation (depreciation) of investments and futures contracts	1,741,699	6,563,528	2,796,497	1,199,767

NET ASSETS	$10,511,914	$34,012,922	$20,308,024	$9,278,148

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$6,246,306	$17,074,203	$28,904,534
211,312	146,088	869
2,987	123,811	—
78,612	3,055	—
—	—	—

6,539,217	17,347,157	28,905,403

88,760	138	—
—	—	—
5,413	7,601	6,081

94,173	7,739	6,081

$6,445,044	$17,339,418	$28,899,322

603,535	1,715,009	2,747,239

$10.68	$10.11	$10.52

$6,062,756	$16,572,939	$28,900,010
—	8,803	—
(193,198)	16,801	(816)
575,486	740,875	128

$6,445,044	$17,339,418	$28,899,322

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$104,191	$364,838	$164,317	$90,713
Interest	—	634	4	304

Total investment income	104,191	365,472	164,321	91,017

EXPENSES (Note 2):
Advisory expenses	25,031	20,429	11,904	37,154
Other operating expenses:
Accounting and recordkeeping expenses	46,675	70,342	44,601	18,896
Shareholder reports	4,643	4,485	4,275	4,379
Custodian expenses	24,272	15,035	20,169	3,877
Transfer agent fees	7,226	23,538	13,736	6,296
Independent directors’ fees and expenses	423	1,377	804	369
Audit	5,846	19,042	11,112	5,093
Legal and Compliance	14,136	46,048	26,873	12,317
Administrative	16,602	54,078	31,560	14,465
Licenses	1,392	7,558	4,410	—
Other	4,451	14,500	8,462	3,879

Total operating expenses	125,666	256,003	166,002	69,571

Total expenses before reimbursement	150,697	276,432	177,906	106,725
Fee waiver and expense reimbursement (Note 2)	(125,666)	(256,003)	(166,002)	(69,571)

Net expenses	25,031	20,429	11,904	37,154

Net Investment Income (Loss) (Note1)	79,160	345,043	152,417	53,863

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	706,320	246,084	795,960	76,384
Futures contracts	—	12,429	2,327	—

	706,320	258,513	798,287	76,384

Change in net unrealized appreciation (depreciation) of:
Investment securities	(513,972)	625,346	534,300	175,516
Futures contracts	—	8,278	64	—

	(513,972)	633,624	534,364	175,516

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	192,348	892,137	1,332,651	251,900

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$271,508	$1,237,180	$1,485,068	$305,763

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$24,309	$—	$—
145	296,209	58,806

24,454	296,209	58,806

25,815	37,782	30,254

14,632	42,780	50,917
3,878	4,356	3,770
4,329	7,646	4,849
4,364	12,091	21,749
255	707	1,273
3,531	9,781	17,595
8,538	23,654	42,549
10,027	27,779	49,970
—	—	—
2,688	7,449	13,398

52,242	136,243	206,070

78,057	174,025	236,324
(52,242)	(136,243)	(206,948)

25,815	37,782	29,376

(1,361)	258,427	29,430

(87,983)	8,520	(81)
—	—	—

(87,983)	8,520	(81)

19,513	726,642	(287)
—	—	—

19,513	726,642	(287)

(68,470)	735,162	(368)

$(69,831)	$993,589	$29,062

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$79,160	$145,508	$345,043	$653,490	$152,417	$317,556
Net realized gain (loss) on investments and futures contracts	706,320	209,006	258,513	499,200	798,287	1,822,898
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(513,972)	(310,239)	633,624	(725,679)	534,364	(2,423,935)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	271,508	44,275	1,237,180	427,011	1,485,068	(283,481)

LESS: DISTRIBUTIONS (NOTE 1 AND NOTE 6):
From net investment income	(76,560)	(144,876)	(341,563)	(647,310)	(150,875)	(288,352)
From net realized gains	—	(144,658)	—	(940,798)	—	(2,346,357)

Total distributions	(76,560)	(289,534)	(341,563)	(1,588,108)	(150,875)	(2,634,709)

CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	51,535	79,673	540,973	2,141,093	51,535	613,725
Dividend reinvestments	75,976	288,420	340,862	1,554,070	150,576	2,624,447
Cost of shares redeemed	(132,786)	(314,860)	(1,759,118)	(2,489,423)	(543,734)	(3,557,284)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(5,275)	53,233	(877,283)	1,205,740	(341,623)	(319,112)

NET INCREASE (DECREASE) IN NET ASSETS	189,673	(192,026)	18,334	44,643	992,570	(3,237,302)
NET ASSETS, BEGINNING OF PERIOD	10,322,241	10,514,267	33,994,588	33,949,945	19,315,454	22,552,756

NET ASSETS, END OF PERIOD	$10,511,914	$10,322,241	$34,012,922	$33,994,588	$20,308,024	$19,315,454

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$2,969	$934	$3,481	$1	$4,349	$7,933

OTHER INFORMATION:
Capital shares outstanding at beginning of period	1,015,745	1,010,110	3,634,853	3,499,913	1,944,512	1,927,195

Shares issued	4,936	7,846	56,259	222,892	4,822	52,888
Shares issued as reinvestment of dividends	7,579	28,631	36,581	169,780	14,699	254,116
Shares redeemed	(13,020)	(30,842)	(187,126)	(257,732)	(53,467)	(289,687)

Net increase (decrease)	(505)	5,635	(94,286)	134,940	(33,946)	17,317

Capital shares outstanding at end of period	1,015,240	1,015,745	3,540,567	3,634,853	1,910,566	1,944,512

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Bond Fund		Money Market Fund
For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015

$53,863	$98,729	$(1,361)	$(10,033)	$258,427	$520,531	$29,430	$12,965
76,384	(20,528)	(87,983)	389,123	8,520	24,964	(81)	(639)

175,516	(404,259)	19,513	(566,969)	726,642	(444,383)	(287)	(456)

305,763	(326,058)	(69,831)	(187,879)	993,589	101,112	29,062	11,870

(53,135)	(88,913)	—	—	(254,736)	(516,749)	(35,739)	(12,646)
—	—	—	(590,861)	—	(30,420)	—	(133)

(53,135)	(88,913)	—	(590,861)	(254,736)	(547,169)	(35,739)	(12,779)

6,000	314,771	6,000	446,258	45,535	514,314	7,055,022	4,868,051
53,135	88,913	—	590,861	252,039	505,642	35,737	12,779
—	—	(20,010)	(13,826)	(161,847)	(1,231,549)	(6,107,368)	(5,074,550)

59,135	403,684	(14,010)	1,023,293	135,727	(211,593)	983,391	(193,720)

311,763	(11,287)	(83,841)	244,553	874,580	(657,650)	976,714	(194,629)
8,966,385	8,977,672	6,528,885	6,284,332	16,464,838	17,122,488	27,922,608	28,117,237

$9,278,148	$8,966,385	$6,445,044	$6,528,885	$17,339,418	$16,464,838	$28,899,322	$27,922,608

$728	$203	$—	$(192)	$8,803	$5,112	$—	$388

784,101	750,457	604,813	518,734	1,701,629	1,722,588	2,653,599	2,671,998

528	26,122	583	34,146	4,518	51,197	670,252	462,572
4,703	7,522	—	53,123	24,923	51,742	3,397	1,214
—	—	(1,861)	(1,190)	(16,061)	(123,898)	(580,009)	(482,185)

5,231	33,644	(1,278)	86,079	13,380	(20,959)	93,640	(18,399)

789,332	784,101	603,535	604,813	1,715,009	1,701,629	2,747,239	2,653,599

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2016 and the five years ended December 31, 2015 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Six Months Ended June 30, 2016 (Unaudited)		Years Ended December 31,
Selected Per Share and Supplementary Data:			2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.16		$10.41	$12.47	$10.20	$9.35	$9.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.08		0.15	0.17	0.18	0.14	0.06
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.19		(0.10)	1.20	3.04	1.19	(0.09)

Total From Investment Operations	0.27		0.05	1.37	3.22	1.33	(0.03)

Less: Distributions
From Net Investment Income	(0.08)		(0.15)	(0.16)	(0.23)	(0.12)	(0.05)
From Net Realized Gains	—		(0.15)	(3.27)	(0.72)	(0.36)	—

Total Distributions	(0.08)		(0.30)	(3.43)	(0.95)	(0.48)	(0.05)

Net Asset Value, End of Period	$10.35		$10.16	$10.41	$12.47	$10.20	$9.35

Total Return (%)(a)	2.66	(e)	0.47	11.21	32.09	14.26	(0.28)
Net Assets End of Period (in millions)	10.5		10.3	10.5	24.5	19.7	39.9
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.58	(f)	1.40	1.33	1.47	0.96	0.62
Ratio of Expenses to Average Net Assets (%)	3.01	(f)	2.79	1.13	1.27	1.10	1.19
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(f)	0.50	0.50	0.50	1.10	1.19
Portfolio Turnover Rate (%)(b)	31.30	(e)	14.35	18.87	20.39	19.04	24.85

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Not Annualized.

(f)	Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund							Mid-Cap Equity Index Fund							Small Cap Value Fund
Six Months Ended June 30, 2016 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2016 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2016 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

$9.35		$9.70	$12.95	$10.07	$8.83	$8.82	$9.93		$11.70	$14.49	$11.51	$10.19	$11.04	$11.44		$11.96	$13.37	$11.34	$9.97	$10.27

0.10		0.19	0.25	0.22	0.20	0.16	0.08		0.18	0.21	0.18	0.18	0.14	0.07		0.13	0.15	0.23	0.09	0.03
0.26		(0.07)	1.48	2.99	1.22	0.00	0.70		(0.43)	1.14	3.63	1.64	(0.36)	0.31		(0.53)	0.51	3.11	1.38	(0.30)

0.36		0.12	1.73	3.21	1.42	0.16	0.78		(0.25)	1.35	3.81	1.82	(0.22)	0.38		(0.40)	0.66	3.34	1.47	(0.27)

(0.10)		(0.19)	(0.25)	(0.33)	(0.18)	(0.15)	(0.08)		(0.17)	(0.20)	(0.17)	(0.15)	(0.14)	(0.07)		(0.12)	(0.11)	(0.24)	(0.10)	(0.03)
—		(0.28)	(4.73)	—	—	—	—		(1.35)	(3.94)	(0.66)	(0.35)	(0.49)	—		—	(1.96)	(1.07)	—	—

(0.10)		(0.47)	(4.98)	(0.33)	(0.18)	(0.15)	(0.08)		(1.52)	(4.14)	(0.83)	(0.50)	(0.63)	(0.07)		(0.12)	(2.07)	(1.31)	(0.10)	(0.03)

$9.61		$9.35	$9.70	$12.95	$10.07	$8.83	$10.63		$9.93	$11.70	$14.49	$11.51	$10.19	$11.75		$11.44	$11.96	$13.37	$11.34	$9.97

3.79	(e)	1.34	13.52	32.15	16.07	1.98	7.84	(e)	(2.31)	9.66	33.35	17.89	(1.93)	3.41	(e)	(3.48)	5.20	29.64	14.79	(2.69)
34.0		34.0	33.9	88.5	63.5	53.1	20.3		19.3	22.6	50.3	38.3	31.2	9.3		9.0	9.0	14.5	8.3	6.5
2.11	(f)	1.96	1.88	1.95	2.15	1.90	1.60	(f)	1.49	1.35	1.32	1.61	1.24	1.23	(f)	1.08	0.99	1.76	1.16	0.30
1.69	(f)	1.63	0.58	0.59	0.64	0.79	1.87	(f)	1.57	0.59	0.63	0.70	0.82	2.44	(f)	2.35	1.36	1.43	1.43	1.54
0.125	(f)	0.125	0.12	0.12	0.12	0.13	0.125	(f)	0.125	0.12	0.13	0.12	0.13	0.85	(f)	0.85	0.85	0.85	1.43	1.54
5.75	(e)	5.62	13.69	4.18	5.91	2.95	24.68	(e)	26.53	19.87	17.32	17.38	18.25	11.19	(e)	20.16	38.80	52.76	23.22	28.69

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)		Years Ended December 31,
Selected Per Share and Supplementary Data:			2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.79		$12.11	$14.35	$10.89	$10.82	$11.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(d)	(0.02)	(0.01)	0.03	(0.01)	(0.11)
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	(0.11)		(0.24)	0.78	4.46	0.54	(0.17)

Total From Investment Operations	(0.11)		(0.26)	0.77	4.49	0.53	(0.28)

Less: Distributions
From Net Investment Income	—		—	—	(0.01)	—	(0.01)
From Net Realized Gains	—		(1.06)	(3.01)	(1.02)	(0.46)	—

Total Distributions	—		(1.06)	(3.01)	(1.03)	(0.46)	(0.01)

Net Asset Value, End of Period	$10.68		$10.79	$12.11	$14.35	$10.89	$10.82

Total Return (%)(a)	(1.08	)(e)	(2.31)	5.85	41.25	5.04	(2.52)
Net Assets End of Period (in millions)	6.4		6.5	6.3	11.1	7.1	5.9
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	(0.04	)(f)	(0.15)	(0.12)	0.20	(0.61)	(0.93)
Ratio of Expenses to Average Net Assets (%)	2.57	(f)	2.51	1.39	1.50	1.44	1.54
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(f)	0.85	0.85	0.85	1.44	1.54
Portfolio Turnover Rate (%)(b)	23.74	(e)	65.84	64.02	54.18	62.54	59.77

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Not Annualized.

(f)	Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Bond Fund							Money Market Fund
Six Months Ended June 30, 2016 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2016 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011			2015		2014		2013		2012		2011
$9.68		$9.94	$9.85	$10.55	$10.40	$10.02	$10.52		$10.52		$10.52		$10.52		$10.52		$10.52

0.15		0.31	0.49	0.34	0.28	0.28	0.01		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

0.43		(0.25)	0.16	(0.47)	0.17	0.38	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

0.58		0.06	0.65	(0.13)	0.45	0.66	0.01		—		—		—		—		—

(0.15)		(0.30)	(0.49)	(0.38)	(0.27)	(0.28)	(0.01)		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
—		(0.02)	(0.07)	(0.19)	(0.03)	—	—		—	(d)	—		—	(d)	—	(d)	—	(d)

(0.15)		(0.32)	(0.56)	(0.57)	(0.30)	(0.28)	(0.01)		—		—		—		—		—

$10.11		$9.68	$9.94	$9.85	$10.55	$10.40	$10.52		$10.52		$10.52		$10.52		$10.52		$10.52

6.04	(e)	0.58	6.60	(1.24)	4.30	6.67	0.10	(e)	0.04		0.02		0.02		0.04		0.02
17.3		16.5	17.1	82.0	87.7	76.5	28.9		27.9		28.1		35.2		33.4		35.1
3.08	(f)	3.03	3.53	3.32	2.73	2.81	0.19	(f)	0.04		0.02		0.02		0.03		0.03
2.07	(f)	1.95	0.88	0.91	1.03	1.13	1.56	(f)	1.42		0.64		0.65		0.73		0.84
0.45	(f)	0.45	0.45	0.45	1.03	1.13	0.19	(c)(f)	0.11	(c)	0.08	(c)	0.08	(c)	0.09	(c)	0.11	(c)
5.75	(e)	16.02	17.83	26.19	20.39	20.77	NA		NA		NA		NA		NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2016

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At June 30, 2016, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2016, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of June 30, 2016. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent).” The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Accordingly, effective January 1, 2016, the Investment Company has adopted ASU 2015-07, which removes investments measured using the net asset value per share practical expedient from the fair value hierarchy in all periods presented. The adoption of ASU 2015-07 did not have a material impact on the Investment Company’s financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2016:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$6,018,681	—	—	$6,018,681
Common Stock-Active	$4,046,767	—	—	$4,046,767
Other Investments measured at net asset value(a)	—	—	—	$229,998

	$10,065,448	—	—	$10,295,446
Equity Index Fund
Common Stock	$32,881,660	—	—	$32,881,660
Short-Term Debt Securities	—	$99,948	—	$99,948
Other Investments measured at net asset value(a)	—	—	—	$481,239

	$32,881,660	$99,948	—	$33,462,847
Mid-Cap Equity Index Fund
Common Stock	$19,682,748	—	—	$19,682,748
Other Investments measured at net asset value(a)	—	—	—	$446,080

	$19,682,748	—	—	$20,128,828
Small Cap Value Fund
Common Stock	$8,782,257	—	—	$8,782,257
Short-Term Debt Securities	—	$199,911	—	$199,911
Other Investments measured at net asset value(a)	—	—	—	$94,381

	$8,782,257	$199,911	—	$9,076,549
Small Cap Growth Fund
Common Stock	$6,146,347	—	—	$6,146,347
Short-Term Debt Securities	—	$99,959	—	$99,959

	$6,146,347	$99,959	—	$6,246,306
Bond Fund
U.S. Government Debt	—	$2,250,575	—	$2,250,575
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$4,743,788	—	$4,743,788
Long-Term Corporate Debt	—	$10,079,840	—	$10,079,840

	—	$17,074,203	—	$17,074,203
Money Market Fund
U.S. Government Debt	—	$4,398,378	—	$4,398,378
U.S. Government Agency Short-Term Debt	—	$2,770,731	—	$2,770,731
Commercial Paper	—	$21,735,425	—	$21,735,425

	—	$28,904,534	—	$28,904,534
Other Financial Instruments:*

Equity Index Fund	$825	—	—	$825
Mid-Cap Equity Index Fund	$64	—	—	$64

*	Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of financial position.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

During the six months ended June 30, 2016, there were no transfers of securities between Level 1, Level 2, or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2016, the Equity Index Fund and Mid-Cap Equity Index Fund purchased futures contracts with total principal amounts of $3,162,914 and $429,279, respectively. The All America Fund had not purchased any futures contracts during this period.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2016, management has evaluated the tax positions taken on the Funds’ tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2016, the Money Market, Small Cap Growth and Small Cap Value Funds had a capital loss carry forward of $816, $185,967 and $3,918, respectively, to offset any future net realized capital gains generated after December 31, 2015.

The All America, Equity Index, Small Cap Growth and Small Cap Value Funds recognized post-October 2015 capital losses of $2,753, $7,559, $89,409 and $30,258, respectively, which were deferred for income tax purposes to the first day of the following year.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the six months ended June 30, 2016, the Adviser’s fee for the Money Market Fund ranged from .16% to .20%.

The Adviser’s contractual expense reimbursement agreement, effective April 1, 2002, which reimbursed each fund’s non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) remained in effect through April 30, 2010. Effective May 1, 2010, a new expense reimbursement agreement went into effect. The new agreement only reimbursed the Equity Index and Mid-Cap Equity Index Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). The other funds’ expenses were not reimbursed. The May 1, 2010 expense reimbursement agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense reimbursement agreement went into effect, under which the Adviser agreed to reimburse all the Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). This agreement is effective through April 30, 2017 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 arrangement outlined above until such time as it is revoked. As a result, during the six months ended June 30, 2016, all of the Money Market Fund’s operating expenses, other than a portion of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2016 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$3,106,057	$2,103,714	$4,776,850	$950,408

Proceeds from sales of investments	$3,109,392	$1,852,371	$5,194,755	$952,099

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$1,402,973	$174,079	—

Proceeds from sales of investments	$1,537,673	$331,099	—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	$838,810	—

Proceeds from sales of investments	—	$627,883	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $223,916,137; net proceeds from sales were $222,973,591.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2016 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,041,301	$7,525,521	$4,098,695	$1,690,153
Unrealized Depreciation	(524,827)	(1,575,852)	(1,421,281)	(494,006)

Net	$1,516,474	$5,949,669	$2,677,414	$1,196,147

Tax Cost of Investments	$8,778,972	$27,513,178	$17,451,414	$7,880,402

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$988,985	$828,997	$128
Unrealized Depreciation	(420,730)	(88,445)	0

Net	$568,255	$740,552	$128

Tax Cost of Investments	$5,678,051	$16,333,651	$28,904,406

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2016, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2016, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	35%
Small Cap Growth Fund	51%
Bond Fund	0%
Money Market Fund	16%

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at June 30, 2016 were as follows:

All America Fund: four shareholders owning 33%, 14%, 10% and 10%, respectively.

Equity Index Fund: five shareholders owning 15%, 15%, 13%, 10% and 10%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 28%, 23%, 11% and 7%, respectively.

Small Cap Value Fund: three shareholders owning 28%, 13% and 8%, respectively.

Small Cap Growth Fund: two shareholders owning 19% and 11%, respectively.

Bond Fund: three shareholders owning 32%, 15% and 12%, respectively.

Money Market Fund: four shareholders owning 7%, 7%, 6% and 6%, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 28 2016, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth Fund.

Pursuant to shareholders’ instructions, substantially all 2016 and 2015 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2016 and 2015 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2016	$76,560	$341,563	$150,875	$53,135
2015	$144,876	$647,310	$288,352	$88,913
Long-Term Capital Gains
2016	$0	$0	$0	$0
2015	$144,658	$940,798	$2,346,357	$0
Return of Capital
2016	$0	$0	$0	$0
2015	$0	$0	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2016	$0	$254,736	$29,818
2015	$0	$532,483	$12,779
Long-Term Capital Gains
2016	$0	$0	$0
2015	$584,635	$14,686	$0
Return of Capital
2016	$0	$0	$5,921
2015	$6,226	$0	$0

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of June 30, 2016, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$6,720	$80,443	$4,349	$728
Accumulated undistributed realized gain (loss) on investments and futures contracts	$950,334	$745,995	$790,715	$(3,918)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,516,474	$5,949,669	$2,677,414	$1,196,147

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$11,236	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(185,967)	$14,691	$(816)
Net unrealized appreciation (depreciation) of investments and futures contracts	$568,255	$740,552	$128

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the six months ended June 30, 2016, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, net operating losses, corporate actions and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

During the six months ended June 30, 2016, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$(565)	$0	$(5,126)	$(203)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$565	$0	$5,126	$3,206

Paid in capital	$0	$0	$0	$(3,003)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$1,553	$0	$5,921
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(2,910)	$0	$0

Paid in capital	$1,357	$0	$(5,921)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of June 30, 2016. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 25, 2016, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management LLC (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that the Adviser has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2015, the Adviser had approximately $14 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The

Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2015, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.0%)
Advance Auto Parts, Inc.	24	3,879
Amazon.com, Inc.*	128	91,599
AutoNation, Inc.*	24	1,128
AutoZone, Inc.*	10	7,938
Bed Bath & Beyond, Inc.	52	2,247
Best Buy Co., Inc.	94	2,876
BorgWarner, Inc.	72	2,125
CarMax, Inc.*	64	3,138
Carnival Corp.	145	6,409
CBS Corp. Cl B	138	7,513
Chipotle Mexican Grill, Inc.*	10	4,028
Coach, Inc.	92	3,748
Comcast Corp. Cl A	800	52,152
D.R. Horton, Inc.	109	3,431
Darden Restaurants, Inc.	38	2,407
Delphi Automotive PLC	91	5,697
Discovery Communications, Inc. Cl A*	50	1,262
Discovery Communications, Inc. Cl C*	79	1,884
Disney (Walt) Co.	494	48,323
Dollar General Corp.	95	8,930
Dollar Tree, Inc.*	78	7,351
Expedia, Inc.	39	4,146
Foot Locker, Inc.	45	2,469
Ford Motor Co.	1,291	16,228
Gap, Inc.	75	1,592
Garmin Ltd.	39	1,654
General Motors Co.	464	13,131
Genuine Parts Co.	50	5,063
Goodyear Tire & Rubber Co.	88	2,258
H&R Block, Inc.	75	1,725
Hanesbrands, Inc.	126	3,166
Harley-Davidson, Inc.	60	2,718
Harman Int’l. Industries, Inc.	23	1,652
Hasbro, Inc.	37	3,108
Home Depot, Inc.	413	52,736
Interpublic Group of Cos., Inc.	133	3,072
Johnson Controls, Inc.	214	9,472
Kohl’s Corp.	61	2,313
L Brands, Inc.	84	5,639
Leggett & Platt, Inc.	45	2,300
Lennar Corp. Cl A	60	2,766
LKQ Corp.*	101	3,202
Lowe’s Cos., Inc.	293	23,197
Macy’s, Inc.	103	3,462
Marriott International, Inc. Cl A	63	4,187
Mattel, Inc.	112	3,504
McDonald’s Corp.	291	35,019
Michael Kors Hldgs. Ltd.*	59	2,919
Mohawk Industries, Inc.*	21	3,985
Netflix, Inc.*	141	12,899
Newell Brands, Inc.	150	7,286
News Corp. Cl A	126	1,430
News Corp. Cl B	35	408
NIKE, Inc. Cl B	442	24,398
Nordstrom, Inc.	42	1,598
O’Reilly Automotive, Inc.*	32	8,675

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Omnicom Group, Inc.	79	6,438
Priceline Group Inc.*	16	19,975
PulteGroup, Inc.	104	2,027
PVH Corp.	27	2,544
Ralph Lauren Corp.	19	1,703
Ross Stores, Inc.	133	7,540
Royal Caribbean Cruises Ltd.	55	3,693
Scripps Networks Interactive, Inc. Cl A	31	1,930
Signet Jewelers Ltd.	26	2,143
Staples, Inc.	214	1,845
Starbucks Corp.	485	27,703
Starwood Hotels & Resorts	56	4,141
Target Corp.	195	13,615
TEGNA, Inc.	72	1,668
Tiffany & Co.	36	2,183
Time Warner, Inc.	261	19,194
TJX Cos., Inc.	219	16,913
Tractor Supply Co.	44	4,012
TripAdvisor, Inc.*	38	2,443
Twenty-First Century Fox, Inc. Cl A	364	9,846
Twenty-First Century Fox, Inc. Cl B	143	3,897
Ulta Salon, Cosmetics & Fragrances, Inc.*	21	5,116
Under Armour, Inc. Cl A*	60	2,408
Under Armour, Inc. Cl C*	61	2,220
Urban Outfitters, Inc.*	29	798
V.F. Corp.	111	6,825
Viacom, Inc. Cl B	114	4,728
Whirlpool Corp.	26	4,333
Wyndham Worldwide Corp.	37	2,636
Wynn Resorts Ltd.	27	2,447
Yum! Brands, Inc.	135	11,194

		739,600

CONSUMER STAPLES (6.1%)
Altria Group, Inc.	647	44,617
Archer-Daniels-Midland Co.	195	8,364
Brown-Forman Corp. Cl B	33	3,292
Campbell Soup Co.	59	3,925
Church & Dwight Co., Inc.	43	4,424
Clorox Co.	43	5,951
Coca-Cola Co.	1,287	58,340
Colgate-Palmolive Co.	295	21,594
ConAgra Foods, Inc.	144	6,885
Constellation Brands, Inc. Cl A	58	9,593
Costco Wholesale Corp.	145	22,771
CVS Health Corp.	356	34,083
Dr. Pepper Snapple Group, Inc.	62	5,991
Estee Lauder Cos., Inc. Cl A	73	6,644
General Mills, Inc.	196	13,979
Hershey Co.	47	5,334
Hormel Foods Corp.	89	3,257
J.M. Smucker Co.	39	5,944
Kellogg Co.	83	6,777
Kimberly-Clark Corp.	119	16,360
Kraft Heinz Co.	196	17,342
Kroger Co.	315	11,589
McCormick & Co., Inc.	38	4,053
Mead Johnson Nutrition Co.	62	5,627
Molson Coors Brewing Co. Cl B	61	6,169
Mondelez International, Inc. Cl A	514	23,392
Monster Beverage Corp.*	47	7,553
PepsiCo, Inc.	478	50,639

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Philip Morris Int’l., Inc.	513	52,182
Proctor & Gamble Co.	880	74,510
Reynolds American, Inc.	274	14,777
Sysco Corp.	173	8,778
Tyson Foods, Inc. Cl A	99	6,612
Wal-Mart Stores, Inc.	506	36,948
Walgreens Boots Alliance, Inc.	285	23,732
Whole Foods Market, Inc.	107	3,426

		635,454

ENERGY (4.2%)
Anadarko Petroleum Corp.	169	8,999
Apache Corp.	124	6,903
Baker Hughes, Inc.	144	6,499
Cabot Oil & Gas Corp.	154	3,964
Chesapeake Energy Corp.*	194	830
Chevron Corp.	623	65,309
Cimarex Energy Co.	31	3,699
Columbia Pipeline Group, Inc.	132	3,365
Concho Resources, Inc.*	43	5,129
ConocoPhillips	410	17,876
Devon Energy Corp.	174	6,308
Diamond Offshore Drilling, Inc.	21	511
EOG Resources, Inc.	181	15,099
EQT Corp.	56	4,336
Exxon Mobil Corp.	1,373	128,705
FMC Technologies, Inc.*	75	2,000
Halliburton Co.	283	12,817
Helmerich & Payne, Inc.	36	2,417
Hess Corp.	87	5,229
Kinder Morgan, Inc.	605	11,326
Marathon Oil Corp.	281	4,218
Marathon Petroleum Corp.	176	6,681
Murphy Oil Corp.	53	1,683
National Oilwell Varco, Inc.	124	4,173
Newfield Exploration Co.*	65	2,872
Noble Energy, Inc.	141	5,058
Occidental Petroleum Corp.	252	19,041
ONEOK, Inc.	69	3,274
Phillips 66	155	12,298
Pioneer Natural Resources Co.	53	8,014
Range Resources Corp.	56	2,416
Schlumberger Ltd.	459	36,298
Southwestern Energy Co.*	155	1,950
Spectra Energy Corp.	226	8,278
Tesoro Corp.	40	2,997
Transocean Ltd.	112	1,332
Valero Energy Corp.	155	7,905
Williams Cos., Inc.	224	4,845

		444,654

FINANCIALS (10.9%)
Affiliated Managers Group, Inc.*	18	2,534
Aflac, Inc.	138	9,958
Allstate Corp.	124	8,674
American Express Co.	268	16,284
American Int’l. Group, Inc.	371	19,622
American Tower Corp.	140	15,905
Ameriprise Financial, Inc.	55	4,942
Aon PLC	88	9,612
Apartment Investment & Management Co. Cl A	52	2,296
Assurant, Inc.	21	1,813
AvalonBay Communities, Inc.	45	8,118

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Bank of America Corp.	3,400	45,118
Bank of New York Mellon Corp.	356	13,831
BB&T Corp.	271	9,650
Berkshire Hathaway, Inc. Cl B*	620	89,770
BlackRock, Inc.	42	14,386
Boston Properties, Inc.	51	6,727
Capital One Financial Corp.	170	10,797
CBRE Group, Inc.*	96	2,542
Charles Schwab Corp.	398	10,073
Chubb Ltd.	154	20,069
Cincinnati Financial Corp.	49	3,670
Citigroup, Inc.	970	41,118
Citizens Financial Group, Inc.	175	3,497
CME Group, Inc.	112	10,909
Comerica, Inc.	58	2,386
Crown Castle Int’l. Corp.	111	11,259
Digital Realty Trust, Inc.	48	5,232
Discover Financial Svcs.	137	7,342
E*Trade Financial Corp.*	92	2,161
Equinix, Inc.	23	8,918
Equity Residential	121	8,334
Essex Property Trust, Inc.	22	5,018
Extra Space Storage, Inc.	41	3,794
Federal Realty Investment Trust	23	3,808
Fifth Third Bancorp	255	4,485
Franklin Resources, Inc.	122	4,071
Gallagher (Arthur J.) & Co.	58	2,761
General Growth Pptys., Inc.	192	5,725
Goldman Sachs Group, Inc.	128	19,018
Hartford Financial Svcs. Group, Inc.	131	5,814
HCP, Inc.	155	5,484
Host Hotels & Resorts, Inc.	247	4,004
Huntington Bancshares, Inc.	263	2,351
Intercontinental Exchange, Inc.	40	10,238
Invesco Ltd.	138	3,525
Iron Mountain, Inc.	79	3,147
iShares Core S&P 500 ETF	955	201,214
JPMorgan Chase & Co.	1,210	75,189
KeyCorp	277	3,061
Kimco Realty Corp.	138	4,330
Legg Mason, Inc.	35	1,032
Leucadia National Corp.	111	1,924
Lincoln National Corp.	80	3,102
Loews Corp.	88	3,616
M&T Bank Corp.	53	6,266
Marsh & McLennan Cos., Inc.	172	11,775
MetLife, Inc.	364	14,498
Moody’s Corp.	56	5,248
Morgan Stanley	501	13,016
Nasdaq, Inc.	38	2,457
Navient Corp.	109	1,303
Northern Trust Corp.	71	4,704
People’s United Financial, Inc.	102	1,495
PNC Financial Svcs. Grp., Inc.	165	13,429
Principal Financial Grp., Inc.	89	3,659
Progressive Corp.	192	6,432
ProLogis, Inc.	173	8,484
Prudential Financial, Inc.	147	10,487
Public Storage	49	12,524
Realty Income Corp.	85	5,896
Regions Financial Corp.	422	3,591

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

S&P Global, Inc.	87	9,332
Simon Property Group, Inc.	102	22,124
SL Green Realty Corp	33	3,514
State Street Corp.	131	7,064
SunTrust Banks, Inc.	166	6,819
Synchrony Financial*	275	6,952
T. Rowe Price Group, Inc.	82	5,984
The Macerich Co.	42	3,586
Torchmark Corp.	37	2,287
Travelers Cos., Inc.	97	11,547
U.S. Bancorp	537	21,657
UDR, Inc.	88	3,249
Unum Group	79	2,511
Ventas, Inc.	111	8,083
Vornado Realty Trust	58	5,807
Wells Fargo & Co.	1,528	72,320
Welltower, Inc.	118	8,988
Weyerhaeuser Co.	245	7,300
Willis Towers Watson PLC	47	5,814
XL Group PLC	94	3,131
Zions Bancorporation	67	1,684

		1,149,275

HEALTH CARE (8.6%)
Abbott Laboratories	486	19,105
AbbVie, Inc.	535	33,122
Aetna, Inc.	115	14,045
Agilent Technologies, Inc.	108	4,791
Alexion Pharmaceuticals, Inc.*	75	8,757
Allergan PLC*	130	29,965
AmerisourceBergen Corp.	61	4,839
Amgen, Inc.	248	37,733
Anthem, Inc.	87	11,427
Bard (C.R.), Inc.	24	5,644
Baxter International, Inc.	182	8,230
Becton, Dickinson & Co.	70	11,871
BIOGEN, Inc.*	72	17,411
Boston Scientific Corp.*	448	10,470
Bristol-Myers Squibb Co.	551	40,526
Cardinal Health, Inc.	108	8,425
Celgene Corp.*	257	25,348
Centene Corp.*	55	3,925
Cerner Corp.*	100	5,860
CIGNA Corp.	85	10,879
Danaher Corp.	198	19,998
DaVita HealthCare Partners, Inc.*	54	4,175
DENTSPLY SIRONA, Inc.	78	4,839
Edwards Lifesciences Corp.*	71	7,081
Endo International PLC*	68	1,060
Express Scripts Hldg. Co.*	209	15,842
Gilead Sciences, Inc.	441	36,788
HCA Hldgs., Inc.*	100	7,701
Hologic, Inc.*	80	2,768
Humana, Inc.	49	8,814
Illumina, Inc.*	48	6,738
Intuitive Surgical, Inc.*	12	7,937
Johnson & Johnson	910	110,383
Laboratory Corp. of America Hldgs.*	33	4,299
Lilly (Eli) & Co.	321	25,279
Mallinckrodt PLC*	37	2,249
McKesson Corp.	75	13,999
Medtronic PLC	464	40,261

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Merck & Co., Inc.	916	52,771
Mylan NV*	141	6,097
Patterson Cos., Inc.	27	1,293
PerkinElmer, Inc.	37	1,940
Perrigo Co. PLC	48	4,352
Pfizer, Inc.	2,007	70,666
Quest Diagnostics, Inc.	47	3,826
Regeneron Pharmaceuticals, Inc.*	26	9,080
Schein (Henry), Inc.*	28	4,950
St. Jude Medical, Inc.	94	7,332
Stryker Corp.	104	12,462
Thermo Fisher Scientific, Inc.	130	19,209
UnitedHealth Group, Inc.	314	44,337
Universal Health Svcs., Inc. Cl B	30	4,023
Varian Medical Systems, Inc.*	31	2,549
Vertex Pharmaceuticals, Inc.*	81	6,968
Waters Corp.*	27	3,798
Zimmer Biomet Hldgs., Inc.	67	8,065
Zoetis, Inc.	151	7,166

		903,468

INDUSTRIALS (5.7%)
3M Co.	200	35,024
Acuity Brands, Inc.	14	3,471
Alaska Air Group, Inc.	41	2,390
Allegion PLC	32	2,222
American Airlines Group, Inc.	191	5,407
AMETEK, Inc.	78	3,606
Boeing Co.	199	25,844
Caterpillar, Inc.	192	14,556
Cintas Corp.	29	2,846
CSX Corp.	317	8,267
Cummins, Inc.	53	5,959
Deere & Co.	99	8,023
Delta Air Lines, Inc.	255	9,290
Dover Corp.	51	3,535
Dun & Bradstreet Corp.	12	1,462
Eaton Corp. PLC	151	9,019
Emerson Electric Co.	213	11,110
Equifax, Inc.	39	5,008
Expeditors Int’l. of Wash.	60	2,942
Fastenal Co.	95	4,217
FedEx Corp.	83	12,598
Flowserve Corp.	43	1,942
Fluor Corp.	46	2,267
Fortune Brands Home & Security, Inc.	51	2,956
General Dynamics Corp.	96	13,367
General Electric Co.	3,041	95,731
Grainger (W.W.), Inc.	19	4,318
Honeywell International, Inc.	253	29,429
Hunt (J.B.) Transport Svcs., Inc.	29	2,347
Illinois Tool Works, Inc.	108	11,249
Ingersoll-Rand PLC	85	5,413
Jacobs Engineering Group, Inc.*	41	2,042
Kansas City Southern	35	3,153
L-3 Communications Hldgs., Inc.	26	3,814
Lockheed Martin Corp.	87	21,591
Masco Corp.	110	3,403
Nielsen Hldgs. PLC	119	6,184
Norfolk Southern Corp.	98	8,343
Northrop Grumman Corp.	60	13,337
PACCAR, Inc.	116	6,017

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Parker Hannifin Corp.	44	4,754
PENTAIR PLC	60	3,497
Pitney Bowes, Inc.	63	1,121
Quanta Services, Inc.*	49	1,133
Raytheon Co.	99	13,459
Republic Services, Inc.	78	4,002
Robert Half Int’l., Inc.	43	1,641
Robinson (C.H.) Worldwide, Inc.	48	3,564
Rockwell Automation, Inc.	43	4,937
Rockwell Collins, Inc.	43	3,661
Roper Technologies, Inc.	33	5,628
Ryder System, Inc.	18	1,101
Snap-on, Inc.	19	2,999
Southwest Airlines Co.	211	8,273
Stanley Black & Decker, Inc.	50	5,561
Stericycle, Inc.*	28	2,915
Textron, Inc.	89	3,254
TransDigm Group, Inc.*	18	4,746
Tyco International PLC	140	5,964
Union Pacific Corp.	278	24,256
United Continental Hldgs., Inc*	112	4,596
United Parcel Service, Inc. Cl B	228	24,560
United Rentals, Inc.*	29	1,946
United Technologies Corp.	257	26,355
Verisk Analytics, Inc. Cl A*	51	4,135
Waste Management, Inc.	136	9,013
Xylem, Inc.	59	2,634

		593,404

INFORMATION TECHNOLOGY (11.3%)
Accenture Ltd. Cl A	207	23,451
Activision, Blizzard Inc.	167	6,618
Adobe Systems, Inc.*	165	15,805
Akamai Technologies, Inc.*	58	3,244
Alliance Data Systems Corp.*	20	3,918
Alphabet, Inc. Cl A*	97	68,242
Alphabet, Inc. Cl C*	98	67,826
Amphenol Corp. Cl A	102	5,848
Analog Devices, Inc.	102	5,777
Apple, Inc.	1,810	173,031
Applied Materials, Inc.	360	8,629
Autodesk, Inc.*	74	4,006
Automatic Data Processing, Inc.	151	13,872
Broadcom LTD	122	18,959
CA, Inc.	98	3,217
Cisco Systems, Inc.	1,660	47,625
Citrix Systems, Inc.*	51	4,085
Cognizant Technology Solutions*	200	11,448
Corning, Inc.	355	7,270
CSRA, Inc.	45	1,054
eBay, Inc.*	350	8,194
Electronic Arts, Inc.*	100	7,576
EMC Corp.	647	17,579
F5 Networks, Inc.*	23	2,618
Facebook, Inc. Cl A*	764	87,310
Fidelity Nat’l. Information Svcs., Inc.	91	6,705
First Solar, Inc.*	25	1,212
Fiserv, Inc.*	73	7,937
FLIR Systems, Inc.	46	1,424
Global Payments, Inc.	51	3,640
Harris Corp.	41	3,421
Hewlett Packard Enterprise Co.	549	10,030

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

HP, Inc.	568	7,128
Int’l. Business Machines Corp.	292	44,320
Intel Corp.	1,557	51,070
Intuit, Inc.	85	9,487
Juniper Networks, Inc.	117	2,631
KLA-Tencor Corp.	52	3,809
Lam Research Corp.	53	4,455
Linear Technology Corp.	79	3,676
MasterCard, Inc. Cl A	322	28,355
Microchip Technology, Inc.	70	3,553
Micron Technology, Inc.*	342	4,706
Microsoft Corp.	2,598	132,938
Motorola Solutions, Inc.	52	3,430
NetApp, Inc.	95	2,336
NVIDIA Corp.	168	7,898
Oracle Corp.	1,031	42,199
Paychex, Inc.	106	6,307
PayPal Hldgs., Inc.*	365	13,326
Qorvo, Inc.*	42	2,321
QUALCOMM, Inc.	486	26,035
Red Hat, Inc.*	60	4,356
Salesforce.com, inc.*	210	16,676
Seagate Technology PLC	99	2,412
Skyworks Solutions, Inc.	63	3,987
Symantec Corp.	202	4,149
TE Connectivity Ltd.	119	6,796
Teradata Corp.*	44	1,103
Texas Instruments, Inc.	332	20,800
Total System Services, Inc.	55	2,921
VeriSign, Inc.*	32	2,767
Visa, Inc. Cl A	630	46,727
Western Digital Corp.	92	4,348
Western Union Co.	164	3,146
Xerox Corp.	316	2,999
Xilinx, Inc.	84	3,875
Yahoo!, Inc.*	290	10,892

		1,189,505

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	64	9,091
Albemarle Corp.	37	2,934
Alcoa, Inc.	433	4,014
Avery Dennison Corp.	29	2,168
Ball Corp.	57	4,121
CF Industries Hldgs., Inc.	77	1,856
Dow Chemical Co.	372	18,492
Du Pont (E.I.) de Nemours & Co.	288	18,662
Eastman Chemical Co.	49	3,327
Ecolab, Inc.	88	10,437
FMC Corp.	44	2,038
Freeport-McMoRan Copper & Gold, Inc.	416	4,634
Int’l. Flavors & Fragrances, Inc.	27	3,404
International Paper Co.	136	5,764
LyondellBasell Inds. NV Cl A	114	8,484
Martin Marietta Materials, Inc.	21	4,032
Monsanto Co.	145	14,994
Newmont Mining Corp.	175	6,846
Nucor Corp.	104	5,139
Owens-Illinois, Inc.*	53	955
PPG Industries, Inc.	88	9,165
Praxair, Inc.	94	10,565
Sealed Air Corp.	64	2,942

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Sherwin-Williams Co.	26	7,635
The Mosaic Co.	116	3,037
Vulcan Materials Co.	44	5,296
WestRock Co.	84	3,265

		173,297

TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.	2,035	87,932
CenturyLink, Inc.	180	5,222
Frontier Communications Corp.	384	1,897
Level 3 Communications, Inc.*	95	4,892
Verizon Communications, Inc.	1,348	75,272

		175,215

UTILITIES (2.1%)
AES Corp.	217	2,708
Alliant Energy Corp.	75	2,978
Ameren Corp.	80	4,286
American Electric Power Co., Inc.	162	11,355
American Water Works Co., Inc.	59	4,986
CenterPoint Energy, Inc.	142	3,408
CMS Energy Corp.	92	4,219
Consolidated Edison, Inc.	101	8,124
Dominion Resources, Inc.	204	15,898
DTE Energy Co.	60	5,947
Duke Energy Corp.	227	19,474
Edison International	107	8,311
Entergy Corp.	59	4,800
Eversource Energy	105	6,290
Exelon Corp.	304	11,053
FirstEnergy Corp.	141	4,922
NextEra Energy, Inc.	152	19,821
NiSource, Inc.	106	2,811
NRG Energy, Inc.	104	1,559
PG&E Corp.	164	10,483
Pinnacle West Capital Corp.	37	2,999
PPL Corp.	223	8,418
Public Svc. Enterprise Group, Inc.	167	7,784
SCANA Corp.	47	3,556
Sempra Energy	78	8,894
Southern Co.	310	16,625
WEC Energy Group, Inc.	104	6,791
Xcel Energy, Inc.	168	7,523

		216,023

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,697,342) 59.1%		6,219,895

TOTAL INDEXED ASSETS (Cost: $4,697,342) 59.1%		6,219,895

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.4%)
AMC Networks, Inc. Cl A*	137	8,278
AutoZone, Inc.*	29	23,021
Bassett Furniture Industries, Inc.	468	11,204
Bloomin’ Brands, Inc.	377	6,737
BorgWarner, Inc.	410	12,103
Bright Horizons Family Solutions, Inc.*	60	3,979
Carmike Cinemas, Inc.*	180	5,422

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Chipotle Mexican Grill, Inc.*	9	3,625
Cooper Tire & Rubber Co.	145	4,324
CST Brands, Inc.	1,714	73,840
Diamond Resorts Int’l., Inc.*	2,444	73,222
Dick’s Sporting Goods, Inc.	142	6,399
Dillard’s, Inc. Cl A	20	1,212
Dollar Tree, Inc.*	101	9,518
DreamWorks Animation SKG Cl A*	130	5,313
Drew Industries, Inc.	127	10,775
Eros International PLC*	180	2,929
Five Below, Inc.*	210	9,746
FTD Companies, Inc.*	126	3,145
Gentherm, Inc.*	146	5,001
Haverty Furniture Cos., Inc.	521	9,394
Houghton Mifflin Harcourt Co.*	1,277	19,960
HSN, Inc.	174	8,514
Intrawest Resorts Hldgs., Inc.*	1,112	14,434
Liberty Interactive Corp. Ser. A Liberty Ventures*	87	3,225
Liberty Interactive Corp. Ser. A QVC Group*	465	11,797
Lions Gate Entertainment Corp.	1,410	28,524
Macy’s, Inc.	99	3,327
MSG Networks, Inc.*	86	1,319
NVR, Inc.*	5	8,902
Panera Bread Co. Cl A*	214	45,355
Popeyes Louisiana Kitchen, Inc.*	65	3,552
Ralph Lauren Corp.	110	9,858
Red Robin Gourmet Burgers, Inc.*	318	15,083
Ruby Tuesday, Inc.*	972	3,509
Scripps Networks Interactive, Inc. Cl A	132	8,220
Select Comfort Corp.*	1,179	25,207
Stage Stores, Inc.	219	1,069
Steve Madden Ltd.*	247	8,442
Taylor Morrison Home Corp. Cl A*	99	1,469
Tractor Supply Co.	230	20,971
TripAdvisor, Inc.*	63	4,051
Unifi, Inc.*	279	7,597
V.F. Corp.	189	11,622
Vista Outdoor, Inc.*	247	11,790
Wiley (John) & Sons, Inc. Cl A	103	5,375

		572,359

CONSUMER STAPLES (1.9%)
Casey’s General Stores, Inc.	56	7,365
Church & Dwight Co., Inc.	223	22,944
Constellation Brands, Inc. Cl A	234	38,704
Crimson Wine Group Ltd.*	1,361	11,378
Edgewell Personal Care Co.	58	4,896
Energizer Hldgs., Inc.	58	2,986
Farmer Brothers Co.*	273	8,752
Ingredion, Inc.	91	11,776
J.M. Smucker Co.	197	30,025
Vector Group Ltd.	920	20,627
Village Super Market, Inc. Cl A	720	20,801
WD-40 Co.	144	16,913

		197,167

ENERGY (2.0%)
Abraxas Petroleum Corp.*	1,134	1,281
Atwood Oceanics, Inc.	200	2,504
Baker Hughes, Inc.	135	6,093
Carrizo Oil and Gas, Inc.*	155	5,557
Cheniere Energy, Inc.*	110	4,131
Continental Resources, Inc.*	456	20,643

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

CrossAmerica Partners LP	174	4,266
FMC Technologies, Inc.*	328	8,748
Gulfport Energy Corp.*	776	24,258
Hess Corp.	110	6,611
Matador Resources Co.*	359	7,108
Matrix Service Co.*	117	1,929
MPLX LP	125	4,204
Nabors Industries Ltd.	913	9,176
Newfield Exploration Co.*	247	10,912
Noble Energy, Inc.	196	7,031
Parsley Energy, Inc. Cl A*	80	2,165
PBF Energy, Inc.	714	16,979
PDC Energy, Inc.*	114	6,568
Pioneer Natural Resources Co.	85	12,853
Range Resources Corp.	715	30,845
Tesoro Corp.	155	11,613
Weatherford Int’l. PLC*	302	1,676

		207,151

FINANCIALS (9.9%)
Agree Realty Corp.	74	3,570
Alexander’s, Inc.	17	6,957
Allied World Assurance Co. Hldgs. AG	423	14,864
American Equity Investment Life Hldg. Co.	356	5,073
American Financial Group, Inc.	149	11,016
Ameriprise Financial, Inc.	195	17,521
Aon PLC	118	12,889
Apartment Investment & Management Co. Cl A	121	5,343
Ashford Hospitality Trust, Inc.	117	628
Aspen Insurance Hldgs. Ltd.	196	9,090
Associated Banc-Corp.	369	6,328
Assurant, Inc.	37	3,193
BancFirst Corp.	142	8,565
Bank of Marin Bancorp	117	5,659
Bank of the Ozarks, Inc.	151	5,666
BankUnited, Inc.	124	3,809
Banner Corp.	237	10,082
Brandywine Realty Trust	341	5,729
Brookline Bancorp, Inc.	883	9,739
Bryn Mawr Bank Corp.	253	7,388
Camden Property Trust	106	9,373
CBRE Group, Inc.*	216	5,720
Charter Financial Corp.	438	5,817
Chatham Lodging Trust	355	7,803
Chesapeake Lodging Trust	356	8,277
Colony Capital, Inc. Cl A	540	8,289
Columbia Banking System, Inc.	99	2,778
Commerce Bancshares, Inc.	201	9,628
Crown Castle Int’l. Corp.	109	11,056
CubeSmart	318	9,820
Customers Bancorp, Inc.*	355	8,921
DDR Corp.	206	3,737
Dime Community Bancshares	427	7,263
Discover Financial Svcs.	135	7,235
Duke Realty Corp.	1,208	32,205
Eagle Bancorp, Inc.*	147	7,072
East West Bancorp, Inc.	222	7,588
Easterly Acquisition Corp.*	789	7,985
Easterly Government Pptys.	1,091	21,526
EastGroup Properties, Inc.	62	4,273
Ellington Financial LLC	784	13,430
Enterprise Financial Svcs. Corp.	283	7,893

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Equity Lifestyle Properties, Inc.	236	18,892
Essex Property Trust, Inc.	46	10,492
Everest Re Group Ltd.	98	17,902
Extra Space Storage, Inc.	99	9,161
FBL Financial Group, Inc. Cl A	132	8,008
FBR & Co.	72	1,075
FelCor Lodging Trust, Inc.	1,416	8,822
Fifth Third Bancorp	861	15,145
First Connecticut Bancorp, Inc.	166	2,749
First Interstate BancSytem, Inc.	293	8,233
First Niagara Financial Group, Inc.	268	2,610
First Republic Bank/CA	241	16,868
Flushing Financial Corp.	260	5,169
Forest City Realty Trust, Inc. Cl A	641	14,301
Gallagher (Arthur J.) & Co.	125	5,950
General Growth Pptys., Inc.	922	27,494
Glacier Bancorp, Inc.	297	7,894
Gramercy Property Trust	280	2,582
Hanmi Financial Corp.	198	4,651
Hartford Financial Svcs. Group, Inc.	554	24,586
Heritage Financial Corp.	340	5,977
Highwoods Properties, Inc.	282	14,890
Host Hotels & Resorts, Inc.	684	11,087
Huntington Bancshares, Inc.	299	2,673
Intercontinental Exchange, Inc.	61	15,614
Investors Bancorp, Inc.	1,795	19,889
iShares Russell 2000 Value ETF	100	9,730
iShares Russell Mid-Cap ETF	93	15,637
iShares Russell Mid-Cap Value ETF	46	3,417
Janus Capital Group, Inc.	386	5,373
KeyCorp	577	6,376
Kilroy Realty Corp.	342	22,672
Lincoln National Corp.	155	6,009
Marlin Business Svcs. Corp.	391	6,373
MB Financial, Inc.	156	5,660
NMI Hldgs., Inc. Cl A*	788	4,318
Northfield Bancorp, Inc.	628	9,313
Pace Hldgs. Corp.*	730	7,300
Parkway Properties, Inc.	328	5,487
Pennsylvania REIT	394	8,451
Pinnacle Financial Partners, Inc.	144	7,034
PrivateBancorp, Inc.	293	12,901
Progressive Corp.	174	5,829
ProLogis, Inc.	144	7,062
Prosperity Bancshares, Inc.	109	5,558
QTS Realty Trust, Inc.	227	12,707
Raymond James Financial, Inc.	207	10,205
Regency Centers Corp.	57	4,773
Reinsurance Grp. of America, Inc.	255	24,732
RLJ Lodging Trust	213	4,569
Safety Insurance Group, Inc.	162	9,976
SEI Investments Co.	232	11,162
Selective Insurance Group, Inc.	224	8,559
Sovran Self Storage, Inc.	48	5,036
Starwood Property Trust, Inc.	1,536	31,825
Stock Yards Bancorp, Inc.	506	14,270
Stonegate Bank	69	2,227
SunTrust Banks, Inc.	258	10,599
SVB Financial Group*	212	20,174
Terreno Realty Corp.	647	16,737
The GEO Group, Inc.	195	6,665

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

TriCo Bancshares	111	3,064
UMB Financial Corp.	94	5,002
Urstadt Biddle Pptys., Inc. Cl A	217	5,377
Vornado Realty Trust	95	9,511
Voya Financial, Inc.	202	5,002
Welltower, Inc.	273	20,795
Weyerhaeuser Co.	116	3,453

		1,044,432

HEALTH CARE (4.1%)
Abiomed, Inc.*	89	9,727
Acadia Healthcare Co., Inc.*	665	36,841
ACADIA Pharmaceuticals, Inc.*	185	6,005
Acceleron Pharma, Inc.*	101	3,432
Acorda Therapeutics, Inc.*	156	3,979
Agilent Technologies, Inc.	118	5,234
Agios Pharmaceuticals, Inc.*	40	1,676
Akorn, Inc.*	207	5,896
Albany Molecular Research, Inc.*	209	2,809
Align Technology, Inc.*	126	10,149
Allergan PLC*	0	76
Alnylam Pharmaceuticals, Inc.*	81	4,495
Amsurg Corp.*	104	8,064
Ani Pharmaceuticals, Inc.*	70	3,907
Anika Therapeutics, Inc.*	136	7,296
Bard (C.R.), Inc.	66	15,521
BioMarin Pharmaceutical, Inc.*	55	4,279
BioSpecifics Technologies Corp.*	133	5,312
Boston Scientific Corp.*	877	20,495
Cardinal Health, Inc.	44	3,432
Catalent, Inc.*	160	3,678
Cepheid, Inc.*	131	4,028
CIGNA Corp.	100	12,799
Civitas Solutions, Inc.*	124	2,583
DexCom, Inc.*	139	11,027
Dynavax Technologies Corp.*	50	729
Emergent Biosolutions, Inc.*	449	12,626
Ensign Group, Inc.	432	9,076
Harvard Bioscience, Inc.*	641	1,833
Hill-Rom Hldgs., Inc.	38	1,917
Humana, Inc.	65	11,692
Insulet Corp.*	75	2,268
Integra LifeSciences Hldgs. Corp.*	40	3,191
Intersect ENT, Inc.*	216	2,793
Juno Therapeutics, Inc.*	41	1,576
Karyopharm Therapeutics, Inc.*	210	1,409
Kindred Healthcare, Inc.	233	2,631
Kite Pharma, Inc.*	35	1,750
Medicines Co.*	109	3,666
MEDNAX, Inc.*	181	13,109
Mettler-Toledo Int’l., Inc.*	25	9,123
Mylan NV*	93	4,021
Neogen Corp.*	109	6,131
Neurocrine Biosciences, Inc.*	168	7,636
NuVasive, Inc.*	88	5,255
Omeros Corp.*	269	2,830
Omnicell, Inc.*	355	12,152
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	962	6,768
Pacira Pharmaceuticals, Inc.*	76	2,563
PAREXEL International Corp.*	153	9,621
Prestige Brands Hldgs., Inc.*	90	4,986

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

QLT, Inc.*	361	513
Radius Health, Inc.*	86	3,161
Sorrento Therapeutics, Inc.*	354	1,982
Supernus Pharmaceuticals, Inc.*	1,146	23,344
TESARO, Inc.*	95	7,985
Ultragenyx Pharmaceutical, Inc.*	77	3,766
United Therapeutics Corp.*	28	2,966
Universal American Corp.	100	758
WellCare Health Plans, Inc.*	135	14,483
West Pharmaceutical Svcs., Inc.	35	2,656
Wright Medical Group NV*	507	8,806
Zimmer Biomet Hldgs., Inc.	112	13,483
Zoetis, Inc.	205	9,729

		427,725

INDUSTRIALS (4.3%)
Alaska Air Group, Inc.	396	23,083
AMERCO	22	8,240
Astronics Corp.*	628	20,887
AZZ, Inc.	559	33,528
BMC Stock Hldgs., Inc.*	71	1,265
Carlisle Cos., Inc.	176	18,600
Covenant Transportation Group Cl A*	897	16,209
Deluxe Corp.	156	10,354
Dover Corp.	170	11,784
Encore Wire Corp.	257	9,581
EnPro Industries, Inc.	234	10,387
Equifax, Inc.	7	899
Flowserve Corp.	195	8,808
Fortune Brands Home & Security, Inc.	211	12,232
Generac Hldgs., Inc.*	151	5,279
Genesee & Wyoming, Inc. Cl A*	40	2,358
Healthcare Svcs. Group, Inc.	294	12,166
Kansas City Southern	63	5,676
L-3 Communications Hldgs., Inc.	78	11,442
Lincoln Electric Hldgs., Inc.	150	8,862
Miller Industries, Inc.	657	13,528
Mueller Industries, Inc.	846	26,970
Mueller Water Products, Inc. Cl A	1,009	11,523
Old Dominion Freight Line, Inc.*	315	18,998
Orbital ATK, Inc.	413	35,163
Oshkosh Corp.	89	4,246
Pitney Bowes, Inc.	160	2,848
Robert Half Int’l., Inc.	173	6,602
Rockwell Automation, Inc.	133	15,271
Roper Technologies, Inc.	36	6,140
Smith (A.O.) Corp.	139	12,247
Snap-on, Inc.	17	2,683
Steelcase, Inc.	190	2,578
Sun Hydraulics Corp.	266	7,898
Teledyne Technologies, Inc.*	97	9,608
TransDigm Group, Inc.*	65	17,140
TransUnion*	61	2,040
Trex Co., Inc.*	279	12,533
Triumph Group, Inc.	146	5,183
United Rentals, Inc.*	80	5,368
VSE Corp.	91	6,079

		456,286

INFORMATION TECHNOLOGY (5.8%)
Aerohive Networks, Inc.*	983	6,507
Akamai Technologies, Inc.*	181	10,123
Ambarella, Inc.*	325	16,513

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Amphenol Corp. Cl A	216	12,383
Analog Devices, Inc.	75	4,248
Anixter International, Inc.*	78	4,156
Apigee Corp.*	970	11,853
ARRIS International PLC*	849	17,795
Avnet, Inc.	335	13,571
Blackhawk Network Hldgs., Inc.*	164	5,492
Broadcom Ltd.	71	11,033
CA, Inc.	178	5,844
CalAmp Corp.*	833	12,337
Callidus Software, Inc.*	115	2,298
Cavium, Inc.*	875	33,775
Cimpress NV*	45	4,162
Cirrus Logic, Inc.*	74	2,870
Cognex Corp	156	6,724
Computer Sciences Corp.	60	2,979
Comtech Telecommunications Corp.	310	3,980
Cornerstone OnDemand, Inc.*	133	5,062
CSRA, Inc.	50	1,172
DTS, Inc.*	339	8,967
EPAM Systems, Inc.*	89	5,724
Euronet Worldwide, Inc.*	83	5,743
ExlService Hldgs., Inc.*	50	2,621
Extreme Networks, Inc.*	868	2,943
F5 Networks, Inc.*	14	1,594
FARO Technologies, Inc.*	146	4,939
Fidelity Nat’l. Information Svcs., Inc.	215	15,842
Genpact Ltd.*	425	11,407
Global Payments, Inc.	179	12,777
Globant S.A.*	286	11,254
Harris Corp.	70	5,841
Imation Corp.*	662	828
Imperva, Inc.*	82	3,527
inContact, Inc.*	321	4,446
j2 Global, Inc.	94	5,938
LinkedIn Corp. Cl A*	36	6,813
LogMeIn, Inc.*	268	17,000
Manhattan Associates, Inc.*	66	4,233
MAXIMUS, Inc.	131	7,253
MaxLinear, Inc. Cl A*	844	15,175
Microchip Technology, Inc.	154	7,817
MKS Instruments, Inc.	188	8,095
Monolithic Power Systems, Inc.	162	11,068
NetSuite, Inc.*	125	9,100
New Relic, Inc.*	253	7,433
Nova Measuring Instruments Ltd.*	279	3,052
NXP Semiconductors NV*	150	11,751
Palo Alto Networks, Inc.*	64	7,849
Paycom Software, Inc.*	107	4,623
Perficient, Inc.*	227	4,611
Plexus Corp.*	97	4,190
Proofpoint, Inc.*	356	22,460
PTC, Inc.*	241	9,057
Qlik Technologies, Inc.*	250	7,395
QLogic Corp.*	439	6,471
Rapid7, Inc.*	127	1,598
Red Hat, Inc.*	92	6,679
Richardson Electronics Ltd.	1,452	7,652
Rogers Corp.*	176	10,754
Rubicon Project, Inc.*	191	2,607
Science Applications Int’l. Corp.	97	5,660

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Skyworks Solutions, Inc.	143	9,049
Splunk, Inc.*	182	9,861
SS&C Technologies Hldgs., Inc.	86	2,415
Symantec Corp.	130	2,670
Synaptics, Inc.*	48	2,580
SYNNEX Corp.	86	8,155
Tyler Technologies, Inc.*	65	10,836
Ultimate Software Group, Inc.*	51	10,725
Vantiv, Inc. Cl A*	291	16,471
Virtusa Corp.*	157	4,535
Western Digital Corp.	52	2,458
Workday, Inc.*	52	3,883
Xerox Corp.	249	2,363
Xura, Inc.*	342	8,355

		604,020

MATERIALS (2.1%)
Ashland, Inc.	164	18,822
Axalta Coating Systems Ltd.*	278	7,375
Berry Plastics Group, Inc.*	188	7,304
Boise Cascade Co.*	225	5,164
Calgon Carbon Corp.	389	5,115
Crown Hldgs., Inc.*	453	22,954
Eastman Chemical Co.	110	7,469
Ferro Corp.*	1,208	16,163
Freeport-McMoRan Copper & Gold, Inc.	362	4,033
Huntsman Corp.	1,144	15,387
International Paper Co.	156	6,611
Kaiser Aluminum Corp.	185	16,726
Kraton Performance Polymers, Inc.*	383	10,697
LSB Industries, Inc.*	180	2,174
Olin Corp.	594	14,755
Orion Engineered Carbons S.A.	136	2,161
Packaging Corp. of America	303	20,280
PolyOne Corp.	220	7,753
RPM International, Inc.	34	1,698
Schnitzer Steel Industries, Inc. Cl A	82	1,443
The Mosaic Co.	255	6,676
U.S. Concrete, Inc.*	70	4,264
Vulcan Materials Co.	143	17,211

		222,235

TELECOMMUNICATION SERVICES (0.5%)
Consolidated Comms. Hldgs., Inc.	136	3,705
FairPoint Communications, Inc.*	1	15
ORBCOMM, Inc.*	1,637	16,288
SBA Communications Corp. Cl A*	129	13,924
Shenandoah Telecommunications Co.	362	14,140

		48,072

UTILITIES (2.8%)
Ameren Corp.	139	7,448
Atmos Energy Corp.	134	10,897
Avista Corp.	277	12,410
Black Hills Corp.	121	7,628
Chesapeake Utilities Corp.	149	9,861
Consolidated Edison, Inc.	107	8,607
Edison International	343	26,641
Entergy Corp.	85	6,915
Eversource Energy	349	20,905
FirstEnergy Corp.	185	6,458
Great Plains Energy, Inc.	268	8,147
Idacorp, Inc.	182	14,806
NiSource, Inc.	605	16,045

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Northwest Natural Gas Co.	378	24,502
NorthWestern Corp.	125	7,884
PNM Resources, Inc.	321	11,376
Portland General Electric Co.	202	8,912
PPL Corp.	218	8,230
Public Svc. Enterprise Group, Inc.	198	9,229
Sempra Energy	307	35,004
Spire, Inc.	40	2,834
UGI Corp.	563	25,476
Westar Energy, Inc.	105	5,889

		296,104

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $3,856,405) 38.8%		4,075,551

TOTAL ACTIVE ASSETS (Cost: $3,856,405) 38.8%		4,075,551

TOTAL INVESTMENTS (Cost: $8,553,747) 97.9%		10,295,446

OTHER NET ASSETS 2.1%		216,468

NET ASSETS 100.0%		$10,511,914

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
Advance Auto Parts, Inc.	132	21,335
Amazon.com, Inc.*	699	500,218
AutoNation, Inc.*	130	6,107
AutoZone, Inc.*	54	42,867
Bed Bath & Beyond, Inc.	282	12,188
Best Buy Co., Inc.	514	15,728
BorgWarner, Inc.	390	11,513
CarMax, Inc.*	348	17,062
Carnival Corp.	790	34,918
CBS Corp. Cl B	751	40,884
Chipotle Mexican Grill, Inc.*	54	21,749
Coach, Inc.	503	20,492
Comcast Corp. Cl A	4,373	285,076
D.R. Horton, Inc.	600	18,888
Darden Restaurants, Inc.	206	13,048
Delphi Automotive PLC	491	30,737
Discovery Communications, Inc. Cl A*	277	6,989
Discovery Communications, Inc. Cl C*	433	10,327
Disney (Walt) Co.	2,697	263,821
Dollar General Corp.	515	48,410
Dollar Tree, Inc.*	427	40,240
Expedia, Inc.	211	22,429
Foot Locker, Inc.	245	13,441
Ford Motor Co.	7,053	88,656
Gap, Inc.	405	8,594
Garmin Ltd.	216	9,163
General Motors Co.	2,539	71,854
Genuine Parts Co.	271	27,439
Goodyear Tire & Rubber Co.	479	12,291
H&R Block, Inc.	407	9,361
Hanesbrands, Inc.	685	17,214
Harley-Davidson, Inc.	325	14,723
Harman Int’l. Industries, Inc.	126	9,049
Hasbro, Inc.	203	17,050
Home Depot, Inc.	2,251	287,430
Interpublic Group of Cos., Inc.	730	16,863
Johnson Controls, Inc.	1,173	51,917
Kohl’s Corp.	332	12,589
L Brands, Inc.	460	30,880
Leggett & Platt, Inc.	246	12,573
Lennar Corp. Cl A	331	15,259
LKQ Corp.*	556	17,625
Lowe’s Cos., Inc.	1,601	126,751
Macy’s, Inc.	558	18,754
Marriott International, Inc. Cl A	347	23,062
Mattel, Inc.	613	19,181
McDonald’s Corp.	1,587	190,980
Michael Kors Hldgs. Ltd.*	319	15,784
Mohawk Industries, Inc.*	115	21,822
Netflix, Inc.*	774	70,806
Newell Brands, Inc.	823	39,973
News Corp. Cl A	689	7,820
News Corp. Cl B	196	2,287
NIKE, Inc. Cl B	2,412	133,142
Nordstrom, Inc.	234	8,904
O’Reilly Automotive, Inc.*	175	47,443
Omnicom Group, Inc.	428	34,878

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Priceline Group Inc.*	89	111,108
PulteGroup, Inc.	563	10,973
PVH Corp.	146	13,758
Ralph Lauren Corp.	102	9,141
Ross Stores, Inc.	722	40,930
Royal Caribbean Cruises Ltd.	304	20,414
Scripps Networks Interactive, Inc. Cl A	172	10,710
Signet Jewelers Ltd.	141	11,620
Staples, Inc.	1,175	10,129
Starbucks Corp.	2,647	151,197
Starwood Hotels & Resorts	303	22,407
Target Corp.	1,064	74,288
TEGNA, Inc.	394	9,129
Tiffany & Co.	195	11,825
Time Warner, Inc.	1,422	104,574
TJX Cos., Inc.	1,196	92,367
Tractor Supply Co.	241	21,974
TripAdvisor, Inc.*	205	13,182
Twenty-First Century Fox, Inc. Cl A	1,985	53,694
Twenty-First Century Fox, Inc. Cl B	782	21,310
Ulta Salon, Cosmetics & Fragrances, Inc.*	113	27,531
Under Armour, Inc. Cl A*	333	13,363
Under Armour, Inc. Cl C*	335	12,194
Urban Outfitters, Inc.*	162	4,455
V.F. Corp.	605	37,201
Viacom, Inc. Cl B	625	25,919
Whirlpool Corp.	138	22,996
Wyndham Worldwide Corp.	204	14,531
Wynn Resorts Ltd.	148	13,415
Yum! Brands, Inc.	737	61,112

		4,038,031

CONSUMER STAPLES (10.2%)
Altria Group, Inc.	3,535	243,774
Archer-Daniels-Midland Co.	1,062	45,549
Brown-Forman Corp. Cl B	181	18,057
Campbell Soup Co.	324	21,556
Church & Dwight Co., Inc.	230	23,665
Clorox Co.	233	32,245
Coca-Cola Co.	7,033	318,806
Colgate-Palmolive Co.	1,614	118,145
ConAgra Foods, Inc.	788	37,674
Constellation Brands, Inc. Cl A	317	52,432
Costco Wholesale Corp.	792	124,376
CVS Health Corp.	1,943	186,023
Dr. Pepper Snapple Group, Inc.	338	32,661
Estee Lauder Cos., Inc. Cl A	402	36,590
General Mills, Inc.	1,072	76,455
Hershey Co.	255	28,940
Hormel Foods Corp.	484	17,714
J.M. Smucker Co.	218	33,225
Kellogg Co.	458	37,396
Kimberly-Clark Corp.	652	89,637
Kraft Heinz Co.	1,076	95,204
Kroger Co.	1,719	63,242
McCormick & Co., Inc.	207	22,081
Mead Johnson Nutrition Co.	340	30,855
Molson Coors Brewing Co. Cl B	334	33,777
Mondelez International, Inc. Cl A	2,804	127,610
Monster Beverage Corp.*	256	41,142
PepsiCo, Inc.	2,611	276,609
Philip Morris Int’l., Inc.	2,802	285,019
Proctor & Gamble Co.	4,808	407,093

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Reynolds American, Inc.	1,496	80,679
Sysco Corp.	947	48,051
Tyson Foods, Inc. Cl A	545	36,401
Wal-Mart Stores, Inc.	2,763	201,754
Walgreens Boots Alliance, Inc.	1,556	129,568
Whole Foods Market, Inc.	583	18,668

		3,472,673

ENERGY (7.2%)
Anadarko Petroleum Corp.	925	49,256
Apache Corp.	682	37,967
Baker Hughes, Inc.	788	35,562
Cabot Oil & Gas Corp.	847	21,802
Chesapeake Energy Corp.*	1,063	4,550
Chevron Corp.	3,408	357,261
Cimarex Energy Co.	171	20,404
Columbia Pipeline Group, Inc.	726	18,506
Concho Resources, Inc.*	235	28,028
ConocoPhillips	2,245	97,882
Devon Energy Corp.	953	34,546
Diamond Offshore Drilling, Inc.	119	2,895
EOG Resources, Inc.	993	82,836
EQT Corp.	311	24,081
Exxon Mobil Corp.	7,503	703,331
FMC Technologies, Inc.*	409	10,908
Halliburton Co.	1,550	70,200
Helmerich & Payne, Inc.	198	13,292
Hess Corp.	479	28,788
Kinder Morgan, Inc.	3,307	61,907
Marathon Oil Corp.	1,536	23,055
Marathon Petroleum Corp.	965	36,631
Murphy Oil Corp.	287	9,112
National Oilwell Varco, Inc.	683	22,983
Newfield Exploration Co.*	359	15,861
Noble Energy, Inc.	771	27,656
Occidental Petroleum Corp.	1,381	104,348
ONEOK, Inc.	380	18,031
Phillips 66	847	67,201
Pioneer Natural Resources Co.	295	44,607
Range Resources Corp.	306	13,201
Schlumberger Ltd.	2,509	198,412
Southwestern Energy Co.*	851	10,706
Spectra Energy Corp.	1,238	45,348
Tesoro Corp.	219	16,407
Transocean Ltd.	611	7,265
Valero Energy Corp.	850	43,350
Williams Cos., Inc.	1,226	26,518

		2,434,694

FINANCIALS (16.6%)
Affiliated Managers Group, Inc.*	99	13,936
Aflac, Inc.	751	54,192
Allstate Corp.	675	47,216
American Express Co.	1,461	88,770
American Int’l. Group, Inc.	2,022	106,944
American Tower Corp.	766	87,025
Ameriprise Financial, Inc.	300	26,955
Aon PLC	478	52,212
Apartment Investment & Management Co. Cl A	282	12,453
Assurant, Inc.	111	9,580
AvalonBay Communities, Inc.	249	44,917
Bank of America Corp.	18,569	246,405
Bank of New York Mellon Corp.	1,947	75,641
BB&T Corp.	1,483	52,810

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Berkshire Hathaway, Inc. Cl B*	3,390	490,838
BlackRock, Inc.	227	77,754
Boston Properties, Inc.	277	36,536
Capital One Financial Corp.	928	58,937
CBRE Group, Inc.*	530	14,034
Charles Schwab Corp.	2,176	55,075
Chubb Ltd.	837	109,404
Cincinnati Financial Corp.	267	19,996
Citigroup, Inc.	5,299	224,625
Citizens Financial Group, Inc.	957	19,121
CME Group, Inc.	613	59,706
Comerica, Inc.	317	13,038
Crown Castle Int’l. Corp.	607	61,568
Digital Realty Trust, Inc.	264	28,773
Discover Financial Svcs.	746	39,978
E*Trade Financial Corp.*	499	11,722
Equinix, Inc.	123	47,846
Equity Residential	663	45,667
Essex Property Trust, Inc.	118	26,915
Extra Space Storage, Inc.	228	21,099
Federal Realty Investment Trust	127	21,025
Fifth Third Bancorp	1,391	24,468
Franklin Resources, Inc.	664	22,158
Gallagher (Arthur J.) & Co.	321	15,280
General Growth Pptys., Inc.	1,052	31,371
Goldman Sachs Group, Inc.	698	103,709
Hartford Financial Svcs. Group, Inc.	710	31,510
HCP, Inc.	849	30,038
Host Hotels & Resorts, Inc.	1,348	21,851
Huntington Bancshares, Inc.	1,438	12,856
Intercontinental Exchange, Inc.	216	55,287
Invesco Ltd.	750	19,155
Iron Mountain, Inc.	435	17,326
iShares Core S&P 500 ETF	2,284	481,239
JPMorgan Chase & Co.	6,608	410,621
KeyCorp	1,518	16,774
Kimco Realty Corp.	754	23,661
Legg Mason, Inc.	189	5,574
Leucadia National Corp.	610	10,571
Lincoln National Corp.	434	16,826
Loews Corp.	480	19,723
M&T Bank Corp.	286	33,814
Marsh & McLennan Cos., Inc.	942	64,489
MetLife, Inc.	1,988	79,182
Moody’s Corp.	304	28,488
Morgan Stanley	2,734	71,029
Nasdaq, Inc.	208	13,451
Navient Corp.	593	7,086
Northern Trust Corp.	391	25,908
People’s United Financial, Inc.	558	8,180
PNC Financial Svcs. Grp., Inc.	904	73,577
Principal Financial Grp., Inc.	485	19,938
Progressive Corp.	1,050	35,175
ProLogis, Inc.	949	46,539
Prudential Financial, Inc.	801	57,143
Public Storage	265	67,731
Realty Income Corp.	468	32,460
Regions Financial Corp.	2,301	19,582
S&P Global, Inc.	480	51,485
Simon Property Group, Inc.	559	121,247
SL Green Realty Corp	181	19,271
State Street Corp.	714	38,499

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

SunTrust Banks, Inc.	905	37,177
Synchrony Financial*	1,505	38,046
T. Rowe Price Group, Inc.	450	32,837
The Macerich Co.	229	19,554
Torchmark Corp.	201	12,426
Travelers Cos., Inc.	528	62,853
U.S. Bancorp	2,933	118,288
UDR, Inc.	485	17,906
Unum Group	433	13,765
Ventas, Inc.	611	44,493
Vornado Realty Trust	321	32,139
Wells Fargo & Co.	8,350	395,206
Welltower, Inc.	645	49,130
Weyerhaeuser Co.	1,344	40,011
Willis Towers Watson PLC	252	31,275
XL Group PLC	513	17,088
Zions Bancorporation	368	9,248

		5,658,427

HEALTH CARE (14.5%)
Abbott Laboratories	2,656	104,407
AbbVie, Inc.	2,924	181,025
Aetna, Inc.	632	77,186
Agilent Technologies, Inc.	588	26,084
Alexion Pharmaceuticals, Inc.*	406	47,405
Allergan PLC*	716	165,460
AmerisourceBergen Corp.	330	26,176
Amgen, Inc.	1,356	206,315
Anthem, Inc.	475	62,387
Bard (C.R.), Inc.	131	30,806
Baxter International, Inc.	995	44,994
Becton, Dickinson & Co.	383	64,953
BIOGEN, Inc.*	397	96,003
Boston Scientific Corp.*	2,450	57,257
Bristol-Myers Squibb Co.	3,013	221,606
Cardinal Health, Inc.	588	45,870
Celgene Corp.*	1,399	137,983
Centene Corp.*	305	21,768
Cerner Corp.*	542	31,761
CIGNA Corp.	465	59,515
Danaher Corp.	1,083	109,383
DaVita HealthCare Partners, Inc.*	294	22,732
DENTSPLY SIRONA, Inc.	422	26,181
Edwards Lifesciences Corp.*	382	38,097
Endo International PLC*	375	5,846
Express Scripts Hldg. Co.*	1,142	86,564
Gilead Sciences, Inc.	2,406	200,709
HCA Hldgs., Inc.*	543	41,816
Hologic, Inc.*	435	15,051
Humana, Inc.	269	48,388
Illumina, Inc.*	265	37,201
Intuitive Surgical, Inc.*	68	44,976
Johnson & Johnson	4,972	603,104
Laboratory Corp. of America Hldgs.*	186	24,230
Lilly (Eli) & Co.	1,756	138,285
Mallinckrodt PLC*	197	11,974
McKesson Corp.	407	75,967
Medtronic PLC	2,538	220,254
Merck & Co., Inc.	5,003	288,223
Mylan NV*	772	33,381
Patterson Cos., Inc.	151	7,231
PerkinElmer, Inc.	198	10,379
Perrigo Co. PLC	258	23,393

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Pfizer, Inc.	10,966	386,113
Quest Diagnostics, Inc.	258	21,004
Regeneron Pharmaceuticals, Inc.*	140	48,892
Schein (Henry), Inc.*	149	26,343
St. Jude Medical, Inc.	517	40,326
Stryker Corp.	566	67,824
Thermo Fisher Scientific, Inc.	711	105,057
UnitedHealth Group, Inc.	1,718	242,582
Universal Health Svcs., Inc. Cl B	162	21,724
Varian Medical Systems, Inc.*	172	14,144
Vertex Pharmaceuticals, Inc.*	447	38,451
Waters Corp.*	146	20,535
Zimmer Biomet Hldgs., Inc.	356	42,855
Zoetis, Inc.	826	39,202

		4,937,378

INDUSTRIALS (9.5%)
3M Co.	1,097	192,107
Acuity Brands, Inc.	79	19,589
Alaska Air Group, Inc.	222	12,940
Allegion PLC	171	11,873
American Airlines Group, Inc.	1,042	29,499
AMETEK, Inc.	425	19,648
Boeing Co.	1,084	140,779
Caterpillar, Inc.	1,052	79,752
Cintas Corp.	155	15,210
CSX Corp.	1,731	45,144
Cummins, Inc.	288	32,383
Deere & Co.	539	43,681
Delta Air Lines, Inc.	1,393	50,747
Dover Corp.	282	19,548
Dun & Bradstreet Corp.	64	7,798
Eaton Corp. PLC	826	49,337
Emerson Electric Co.	1,165	60,766
Equifax, Inc.	215	27,606
Expeditors Int’l. of Wash.	330	16,183
Fastenal Co.	521	23,127
FedEx Corp.	451	68,453
Flowserve Corp.	234	10,570
Fluor Corp.	249	12,271
Fortune Brands Home & Security, Inc.	280	16,232
General Dynamics Corp.	521	72,544
General Electric Co.	16,611	522,914
Grainger (W.W.), Inc.	102	23,180
Honeywell International, Inc.	1,377	160,173
Hunt (J.B.) Transport Svcs., Inc.	162	13,111
Illinois Tool Works, Inc.	585	60,934
Ingersoll-Rand PLC	465	29,611
Jacobs Engineering Group, Inc.*	221	11,008
Kansas City Southern	194	17,477
L-3 Communications Hldgs., Inc.	139	20,390
Lockheed Martin Corp.	473	117,384
Masco Corp.	601	18,595
Nielsen Hldgs. PLC	655	34,040
Norfolk Southern Corp.	536	45,630
Northrop Grumman Corp.	326	72,463
PACCAR, Inc.	631	32,730
Parker Hannifin Corp.	243	26,256
PENTAIR PLC	326	19,003
Pitney Bowes, Inc.	344	6,123
Quanta Services, Inc.*	267	6,173
Raytheon Co.	538	73,141
Republic Services, Inc.	427	21,909

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Robert Half Int’l., Inc.	236	9,006
Robinson (C.H.) Worldwide, Inc.	258	19,157
Rockwell Automation, Inc.	236	27,098
Rockwell Collins, Inc.	237	20,178
Roper Technologies, Inc.	181	30,871
Ryder System, Inc.	95	5,808
Snap-on, Inc.	104	16,413
Southwest Airlines Co.	1,157	45,366
Stanley Black & Decker, Inc.	272	30,252
Stericycle, Inc.*	154	16,034
Textron, Inc.	483	17,658
TransDigm Group, Inc.*	96	25,314
Tyco International PLC	767	32,674
Union Pacific Corp.	1,519	132,533
United Continental Hldgs., Inc*	609	24,993
United Parcel Service, Inc. Cl B	1,248	134,435
United Rentals, Inc.*	157	10,535
United Technologies Corp.	1,407	144,288
Verisk Analytics, Inc. Cl A*	280	22,702
Waste Management, Inc.	746	49,437
Xylem, Inc.	321	14,333

		3,239,117

INFORMATION TECHNOLOGY (19.1%)
Accenture Ltd. Cl A	1,127	127,678
Activision, Blizzard Inc.	916	36,301
Adobe Systems, Inc.*	902	86,403
Akamai Technologies, Inc.*	317	17,730
Alliance Data Systems Corp.*	107	20,963
Alphabet, Inc. Cl A*	530	372,871
Alphabet, Inc. Cl C*	534	369,325
Amphenol Corp. Cl A	556	31,875
Analog Devices, Inc.	555	31,435
Apple, Inc.	9,886	945,102
Applied Materials, Inc.	1,964	47,077
Autodesk, Inc.*	405	21,927
Automatic Data Processing, Inc.	823	75,609
Broadcom Ltd.	671	104,273
CA, Inc.	536	17,597
Cisco Systems, Inc.	9,068	260,161
Citrix Systems, Inc.*	282	22,585
Cognizant Technology Solutions*	1,091	62,449
Corning, Inc.	1,937	39,670
CSRA, Inc.	243	5,693
eBay, Inc.*	1,910	44,713
Electronic Arts, Inc.*	544	41,213
EMC Corp.	3,535	96,046
F5 Networks, Inc.*	123	14,002
Facebook, Inc. Cl A*	4,173	476,890
Fidelity Nat’l. Information Svcs., Inc.	502	36,987
First Solar, Inc.*	140	6,787
Fiserv, Inc.*	403	43,818
FLIR Systems, Inc.	254	7,861
Global Payments, Inc.	277	19,772
Harris Corp.	227	18,941
Hewlett Packard Enterprise Co.	2,995	54,719
HP, Inc.	3,102	38,930
Int’l. Business Machines Corp.	1,597	242,393
Intel Corp.	8,503	278,898
Intuit, Inc.	463	51,675
Juniper Networks, Inc.	644	14,484
KLA-Tencor Corp.	279	20,437
Lam Research Corp.	289	24,293

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Linear Technology Corp.	429	19,961
MasterCard, Inc. Cl A	1,758	154,809
Microchip Technology, Inc.	385	19,543
Micron Technology, Inc.*	1,866	25,676
Microsoft Corp.	14,187	725,949
Motorola Solutions, Inc.	288	18,999
NetApp, Inc.	522	12,836
NVIDIA Corp.	914	42,967
Oracle Corp.	5,628	230,354
Paychex, Inc.	576	34,272
PayPal Hldgs., Inc.*	1,989	72,618
Qorvo, Inc.*	233	12,876
QUALCOMM, Inc.	2,654	142,175
Red Hat, Inc.*	329	23,885
Salesforce.com, inc.*	1,148	91,163
Seagate Technology PLC	544	13,252
Skyworks Solutions, Inc.	340	21,515
Symantec Corp.	1,101	22,615
TE Connectivity Ltd.	645	36,836
Teradata Corp.*	237	5,942
Texas Instruments, Inc.	1,814	113,647
Total System Services, Inc.	304	16,145
VeriSign, Inc.*	174	15,044
Visa, Inc. Cl A	3,437	254,922
Western Digital Corp.	506	23,914
Western Union Co.	891	17,089
Xerox Corp.	1,731	16,427
Xilinx, Inc.	462	21,312
Yahoo!, Inc.*	1,584	59,495

		6,495,821

MATERIALS (2.8%)
Air Products & Chemicals, Inc.	352	49,998
Albemarle Corp.	202	16,021
Alcoa, Inc.	2,366	21,933
Avery Dennison Corp.	161	12,035
Ball Corp.	316	22,844
CF Industries Hldgs., Inc.	419	10,098
Dow Chemical Co.	2,032	101,011
Du Pont (E.I.) de Nemours & Co.	1,579	102,321
Eastman Chemical Co.	268	18,197
Ecolab, Inc.	477	56,572
FMC Corp.	241	11,161
Freeport-McMoRan Copper & Gold, Inc.	2,273	25,321
Int’l. Flavors & Fragrances, Inc.	144	18,154
International Paper Co.	740	31,361
LyondellBasell Inds. NV Cl A	618	45,992
Martin Marietta Materials, Inc.	115	22,080
Monsanto Co.	791	81,797
Newmont Mining Corp.	959	37,516
Nucor Corp.	572	28,263
Owens-Illinois, Inc.*	291	5,241
PPG Industries, Inc.	478	49,784
Praxair, Inc.	517	58,106
Sealed Air Corp.	353	16,227
Sherwin-Williams Co.	142	41,701
The Mosaic Co.	638	16,703
Vulcan Materials Co.	240	28,886
WestRock Co.	454	17,663

		946,986

TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.	11,116	480,322
CenturyLink, Inc.	987	28,633

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Frontier Communications Corp.	2,097	10,359
Level 3 Communications, Inc.*	522	26,878
Verizon Communications, Inc.	7,367	411,373

		957,565

UTILITIES (3.5%)
AES Corp.	1,187	14,814
Alliant Energy Corp.	411	16,317
Ameren Corp.	439	23,522
American Electric Power Co., Inc.	886	62,100
American Water Works Co., Inc.	321	27,128
CenterPoint Energy, Inc.	775	18,600
CMS Energy Corp.	504	23,113
Consolidated Edison, Inc.	551	44,322
Dominion Resources, Inc.	1,116	86,970
DTE Energy Co.	324	32,115
Duke Energy Corp.	1,245	106,809
Edison International	588	45,670
Entergy Corp.	323	26,276
Eversource Energy	572	34,263
Exelon Corp.	1,663	60,467
FirstEnergy Corp.	771	26,916
NextEra Energy, Inc.	834	108,754
NiSource, Inc.	578	15,329
NRG Energy, Inc.	567	8,499
PG&E Corp.	896	57,272
Pinnacle West Capital Corp.	202	16,374
PPL Corp.	1,220	46,055
Public Svc. Enterprise Group, Inc.	917	42,741
SCANA Corp.	259	19,596
Sempra Energy	428	48,801
Southern Co.	1,697	91,010
WEC Energy Group, Inc.	570	37,221
Xcel Energy, Inc.	919	41,153

		1,182,207

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $26,800,196) 98.1%		33,362,899

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.34	08/25/16	100,000	99,948

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $99,948) 0.3%					99,948

TOTAL INVESTMENTS (Cost: $26,900,144) 98.4%					33,462,847

OTHER NET ASSETS 1.6%					550,075

NET ASSETS 100.0%					$34,012,922

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.5%)
Aaron’s, Inc.	866	18,957
Abercrombie & Fitch Co. Cl A	933	16,617
AMC Networks, Inc. Cl A*	825	49,847
American Eagle Outfitters, Inc.	2,226	35,460
Ascena Retail Group, Inc.*	2,439	17,049
Big Lots, Inc.	583	29,214
Brinker International, Inc.	747	34,011
Brunswick Corp.	1,229	55,698
Buffalo Wild Wings, Inc.*	248	34,460
Cabela’s, Inc.*	638	31,938
Cable One, Inc.	59	30,173
CalAtlantic Group, Inc.	1,012	37,151
Carter’s, Inc.	681	72,506
Cheesecake Factory, Inc.	599	28,836
Chico’s FAS, Inc.	1,775	19,010
Churchill Downs, Inc.	163	20,597
Cinemark Hldgs., Inc.	1,445	52,685
Cracker Barrel Old Country Store, Inc.	318	54,527
CST Brands, Inc.	1,004	43,252
Dana Hldg. Corp.	1,955	20,645
Deckers Outdoor Corp.*	418	24,043
Devry Education Group Inc.	774	13,808
Dick’s Sporting Goods, Inc.	1,209	54,478
Domino’s Pizza, Inc.	681	89,470
DreamWorks Animation SKG Cl A*	975	39,848
Dunkin’ Brands Group, Inc.	1,221	53,260
Fossil Group, Inc.*	534	15,235
GameStop Corp. Cl A	1,426	37,903
Gentex Corp.	3,842	59,359
Graham Hldgs. Co. Cl B	59	28,883
Guess?, Inc.	887	13,349
Helen of Troy Ltd.*	366	37,639
HSN, Inc.	410	20,061
International Speedway Corp. Cl A	353	11,808
Jack in the Box, Inc.	428	36,774
Kate Spade & Co.*	1,718	35,408
KB Home	1,101	16,746
Live Nation Entertainment, Inc.*	1,942	45,637
Meredith Corp.	506	26,266
Murphy USA, Inc.*	495	36,709
New York Times Co. Cl A	1,667	20,171
NVR, Inc.*	49	87,237
Office Depot, Inc.*	6,570	21,747
Panera Bread Co. Cl A*	307	65,066
Penney (J.C.) Co., Inc.*	4,167	37,003
Polaris Industries, Inc.	809	66,144
Pool Corp.	571	53,691
Restoration Hardware Hldgs., Inc.*	525	15,057
Service Corp. International	2,644	71,494
Skechers U.S.A., Inc. Cl A*	1,764	52,426
Sotheby’s	688	18,851
Tempur Sealy Int’l., Inc.*	811	44,865
Texas Roadhouse, Inc.	870	39,672
The Wendy’s Co.	2,954	28,417
Thor Industries, Inc.	613	39,686
Time, Inc.	1,418	23,340

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Toll Brothers, Inc.*	2,054	55,273
TRI Pointe Group, Inc.*	1,976	23,356
Tupperware Brands Corp.	697	39,227
Vista Outdoor, Inc.*	835	39,855
Wiley (John) & Sons, Inc. Cl A	630	32,873
Williams-Sonoma, Inc.	1,122	58,490

		2,333,258

CONSUMER STAPLES (4.5%)
Avon Products, Inc.	5,903	22,313
Boston Beer Co., Inc. Cl A*	124	21,208
Casey’s General Stores, Inc.	522	68,648
Dean Foods Co.	1,236	22,359
Edgewell Personal Care Co.	801	67,612
Energizer Hldgs., Inc.	822	42,325
Flowers Foods, Inc.	2,414	45,263
Hain Celestial Group, Inc.*	1,374	68,357
Ingredion, Inc.	969	125,398
Lancaster Colony Corp.	258	32,923
Post Hldgs., Inc.*	875	72,354
Snyder’s-Lance, Inc.	1,062	35,991
Sprouts Farmers Market, Inc.*	1,903	43,579
SUPERVALU, Inc.*	3,412	16,105
Tootsie Roll Industries, Inc.	216	8,322
TreeHouse Foods, Inc.*	756	77,603
United Natural Foods, Inc.*	658	30,794
WhiteWave Foods Co. Cl A*	2,373	111,389

		912,543

ENERGY (3.6%)
CONSOL Energy, Inc.	3,134	50,426
Denbury Resources, Inc.	4,647	16,683
Dril-Quip, Inc.*	521	30,442
Energen Corp.	1,300	62,673
Ensco PLC Cl A	4,055	39,374
Gulfport Energy Corp.*	1,703	53,236
HollyFrontier Corp.	2,330	55,384
Nabors Industries Ltd.	3,817	38,361
Noble Corp. PLC	3,171	26,129
Oceaneering Int’l., Inc.	1,303	38,908
Oil States International, Inc.*	662	21,767
Patterson-UTI Energy, Inc.	1,973	42,064
QEP Resources, Inc.	3,170	55,887
Rowan Companies PLC Cl A	1,651	29,157
SM Energy Co.	893	24,111
Superior Energy Services, Inc.	2,086	38,403
Western Refining, Inc.	1,056	21,785
World Fuel Services Corp.	934	44,356
WPX Energy, Inc.*	3,792	35,304

		724,450

FINANCIALS (28.4%)
Alexander & Baldwin, Inc.	595	21,503
Alexandria Real Estate Equities, Inc.	1,003	103,831
Alleghany Corp.*	209	114,862
American Campus Communities, Inc.	1,745	92,258
American Financial Group, Inc.	945	69,864
Aspen Insurance Hldgs. Ltd.	832	38,588
Associated Banc-Corp.	2,036	34,917
BancorpSouth, Inc.	1,172	26,593
Bank of Hawaii Corp.	585	40,248
Bank of the Ozarks, Inc.	1,074	40,296
Berkley (W.R.) Corp.	1,304	78,136
Brown & Brown, Inc.	1,551	58,116

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Camden Property Trust	1,163	102,832
Care Capital Pptys., Inc.	1,146	30,037
Cathay General Bancorp	976	27,523
CBOE Holdings, Inc.	1,112	74,081
CNO Financial Group, Inc.	2,437	42,550
Commerce Bancshares, Inc.	1,103	52,834
Communications Sales & Leasing*	1,832	52,945
Corporate Office Pptys. Trust	1,293	38,234
Corrections Corp. of America	1,572	55,051
Cullen/Frost Bankers, Inc.	723	46,077
DCT Industrial Trust, Inc.	1,168	56,111
Douglas Emmett, Inc.	1,912	67,914
Duke Realty Corp.	4,657	124,156
East West Bancorp, Inc.	1,947	66,548
Eaton Vance Corp.	1,507	53,257
Education Realty Trust, Inc.	902	41,618
Endurance Specialty Hldgs. Ltd.	843	56,616
EPR Properties	848	68,417
Equity One, Inc.	1,249	40,193
Everest Re Group Ltd.	567	103,574
FactSet Research Systems, Inc.	552	89,104
Federated Investors, Inc. Cl B	1,249	35,946
First American Financial Corp.	1,482	59,606
First Horizon National Corp.	3,069	42,291
First Industrial Realty Trust, Inc.	1,552	43,177
First Niagara Financial Group, Inc.	4,705	45,827
FirstMerit Corp.	2,275	46,114
FNB Corp.	2,805	35,175
Fulton Financial Corp.	2,347	31,685
Genworth Financial, Inc.*	6,982	18,014
Hancock Hldg. Co.	1,067	27,859
Hanover Insurance Group, Inc.	574	48,572
Healthcare Realty Trust	1,546	54,095
Highwoods Properties, Inc.	1,323	69,854
Hospitality Properties Trust	2,048	58,982
International Bancshares Corp.	737	19,228
iShares Core S&P Mid-Cap ETF	2,986	446,080
Janus Capital Group, Inc.	2,028	28,230
Jones Lang LaSalle, Inc.	602	58,665
Kemper Corp.	624	19,332
Kilroy Realty Corp.	1,227	81,338
Lamar Advertising Co. Cl A	1,111	73,659
LaSalle Hotel Pptys.	1,509	35,582
Liberty Property Trust	1,995	79,241
Mack-Cali Realty Corp.	1,237	33,399
MarketAxess Hldgs., Inc.	502	72,991
Medical Properties Trust, Inc.	3,177	48,322
Mercury General Corp.	501	26,633
Mid-America Apt. Communities, Inc.	1,024	108,954
MSCI, Inc. Cl A	1,171	90,308
National Retail Pptys., Inc.	1,935	100,078
New York Community Bancorp, Inc.	6,612	99,114
Old Republic Int’l. Corp.	3,329	64,216
Omega Healthcare Investors, Inc.	2,212	75,097
PacWest Bancorp	1,540	61,261
Post Properties, Inc.	708	43,223
Potlatch Corp.	531	18,107
Primerica, Inc.	632	36,176
PrivateBancorp, Inc.	1,063	46,804
Prosperity Bancshares, Inc.	870	44,361
Raymond James Financial, Inc.	1,705	84,057

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Rayonier, Inc.	1,621	42,535
Regency Centers Corp.	1,322	110,691
Reinsurance Grp. of America, Inc.	857	83,120
RenaissanceRe Hldgs. Ltd.	578	67,880
SEI Investments Co.	1,833	88,186
Senior Housing Pptys. Trust	3,168	65,989
Signature Bank*	727	90,817
SLM Corp.*	5,728	35,399
Sovran Self Storage, Inc.	620	65,050
Stifel Financial Corp.*	920	28,934
SVB Financial Group*	703	66,897
Synovus Financial Corp.	1,674	48,529
Tanger Factory Outlet Centers, Inc.	1,260	50,627
Taubman Centers, Inc.	813	60,325
TCF Financial Corp.	2,266	28,665
Trustmark Corp.	904	22,464
Umpqua Hldgs. Corp.	2,977	46,054
Urban Edge Pptys.	1,208	36,071
Valley National Bancorp	3,074	28,035
Waddell & Reed Financial, Inc. Cl A	1,064	18,322
Washington Federal, Inc.	1,228	29,791
Webster Financial Corp.	1,231	41,792
Weingarten Realty Investors	1,549	63,230
WisdomTree Investments, Inc.	1,479	14,479
WP Glimcher, Inc.	2,423	27,113

		5,781,532

HEALTH CARE (8.8%)
Abiomed, Inc.*	534	58,361
Akorn, Inc.*	1,143	32,558
Align Technology, Inc.*	971	78,214
Allscripts Healthcare Solutions, Inc.*	2,532	32,156
Amsurg Corp.*	726	56,294
Bio-Rad Laboratories, Inc. Cl A*	279	39,903
Bio-Techne Corp.	499	56,272
Catalent, Inc.*	1,468	33,749
Charles River Laboratories Int’l., Inc.*	624	51,443
Community Health Systems, Inc.*	1,517	18,280
Cooper Companies, Inc.	650	111,521
Halyard Health, Inc.*	613	19,935
Hill-Rom Hldgs., Inc.	772	38,947
IDEXX Laboratories, Inc.*	1,213	112,639
LifePoint Health, Inc.*	574	37,522
LivaNova PLC*	570	28,631
MEDNAX, Inc.*	1,258	91,117
Mettler-Toledo Int’l., Inc.*	362	132,101
Molina Healthcare, Inc.*	540	26,946
Owens & Minor, Inc.	865	32,334
PAREXEL International Corp.*	723	45,462
Prestige Brands Hldgs., Inc.*	715	39,611
ResMed, Inc.	1,887	119,315
STERIS PLC	1,150	79,063
Teleflex, Inc.	578	102,485
Tenet Healthcare Corp.*	1,307	36,125
United Therapeutics Corp.*	594	62,916
VCA Inc.*	1,084	73,289
WellCare Health Plans, Inc.*	597	64,046
West Pharmaceutical Svcs., Inc.	982	74,514

		1,785,749

INDUSTRIALS (13.1%)
AECOM*	2,078	66,018
AGCO Corp.	939	44,255

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

B/E Aerospace, Inc.	1,386	63,999
Carlisle Cos., Inc.	857	90,568
CEB, Inc.	441	27,201
CLARCOR, Inc.	654	39,783
Clean Harbors, Inc.*	689	35,904
Copart, Inc.*	1,332	65,281
Crane Co.	676	38,343
Curtiss-Wright Corp.	586	49,371
Deluxe Corp.	663	44,003
Donaldson Co., Inc.	1,659	57,003
Donnelley (R.R.) & Sons Co.	2,772	46,902
EMCOR Group, Inc.	819	40,344
Esterline Technologies Corp.*	411	25,498
FTI Consulting, Inc.*	567	23,066
GATX Corp.	564	24,799
Genesee & Wyoming, Inc. Cl A*	775	45,686
Graco, Inc.	741	58,532
Granite Construction, Inc.	548	24,961
HNI Corp.	592	27,522
Hubbell, Inc.	698	73,618
Huntington Ingalls Industries, Inc.	629	105,691
IDEX Corp.	1,011	83,003
ITT, Inc.	1,188	37,992
JetBlue Airways Corp*	4,325	71,622
Joy Global, Inc.	1,339	28,306
KBR, Inc.	1,879	24,878
Kennametal, Inc.	1,049	23,193
Kirby Corp.*	712	44,422
KLX, Inc.*	720	22,320
Landstar System, Inc.	569	39,068
Lennox International, Inc.	523	74,580
Lincoln Electric Hldgs., Inc.	850	50,218
Manpowergroup, Inc.	961	61,831
Miller (Herman), Inc.	815	24,360
MSA Safety, Inc.	441	23,166
MSC Industrial Direct Co., Inc. Cl A	655	46,217
Nordson Corp.	722	60,366
NOW, Inc.*	1,494	27,101
Old Dominion Freight Line, Inc.*	932	56,209
Orbital ATK, Inc.	787	67,005
Oshkosh Corp.	1,002	47,805
Regal Beloit Corp.	613	33,746
Rollins, Inc.	1,272	37,231
Smith (A.O.) Corp.	1,004	88,462
Teledyne Technologies, Inc.*	459	45,464
Terex Corp.	1,482	30,099
Timken Co.	901	27,625
Toro Co.	751	66,238
Trinity Industries, Inc.	2,000	37,140
Triumph Group, Inc.	666	23,643
Valmont Industries, Inc.	311	42,069
Wabtec Corp.	1,209	84,908
Watsco, Inc.	353	49,664
Werner Enterprises, Inc.	570	13,093
Woodward, Inc.	748	43,115

		2,654,507

INFORMATION TECHNOLOGY (16.2%)
3D Systems Corp.*	1,475	20,193
ACI Worldwide, Inc.*	1,530	29,850
Acxiom Corp.*	1,002	22,034
Advanced Micro Devices, Inc.*	8,432	43,340

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

ANSYS, Inc.*	1,183	107,357
ARRIS International PLC*	2,319	48,606
Arrow Electronics, Inc.*	1,231	76,199
Avnet, Inc.	1,745	70,690
Belden, Inc.	579	34,954
Broadridge Financial Solutions, Inc.	1,576	102,755
Brocade Communications Systems, Inc.	6,199	56,907
Cadence Design Systems, Inc.*	4,055	98,537
CDK Global, Inc.	2,078	115,308
Ciena Corp.*	1,710	32,063
Cognex Corp	1,131	48,746
CommVault Systems, Inc.*	565	24,402
Computer Sciences Corp.	1,870	92,846
comScore, Inc.*	631	15,068
Convergys Corp.	1,287	32,175
CoreLogic, Inc.*	1,192	45,868
Cree, Inc.*	1,349	32,970
Cypress Semiconductor Corp.	4,100	43,255
Diebold, Inc.	846	21,006
DST Systems, Inc.	416	48,435
Fair Isaac Corp.	416	47,012
Fairchild Semiconductor Int’l., Inc.*	1,488	29,537
FEI Company	555	59,318
Fortinet, Inc.*	1,959	61,885
Gartner, Inc.*	1,107	107,833
Henry (Jack) & Associates, Inc.	1,067	93,117
Ingram Micro, Inc. Cl A	1,975	68,691
Integrated Device Technology, Inc.*	1,821	36,657
InterDigital, Inc.	473	26,337
Intersil Corp. Cl A	1,807	24,467
IPG Photonics Corp.*	495	39,600
j2 Global, Inc.	614	38,786
Jabil Circuit, Inc.	2,627	48,521
Keysight Technologies, Inc.*	2,261	65,772
Knowles Corp.*	1,168	15,978
Leidos Hldgs., Inc.	881	42,173
Lexmark International, Inc. Cl A	832	31,408
Manhattan Associates, Inc.*	978	62,719
MAXIMUS, Inc.	864	47,840
Mentor Graphics Corp.	1,369	29,105
Microsemi Corp.*	1,495	48,857
National Instruments Corp.	1,348	36,935
NCR Corp.*	1,686	46,820
NetScout Systems, Inc.*	1,230	27,368
NeuStar, Inc. Cl A*	739	17,374
Plantronics, Inc.	447	19,668
Polycom, Inc.*	1,844	20,745
PTC, Inc.*	1,526	57,347
Rackspace Hosting, Inc.*	1,412	29,454
Science Applications Int’l. Corp.	561	32,734
Silicon Laboratories, Inc.*	522	25,442
Synaptics, Inc.*	509	27,359
SYNNEX Corp.	388	36,790
Synopsys, Inc.*	2,026	109,566
Tech Data Corp.*	465	33,410
Teradyne, Inc.	2,691	52,986
Trimble Navigation Ltd.*	3,354	81,703
Tyler Technologies, Inc.*	432	72,019
Ultimate Software Group, Inc.*	384	80,751
VeriFone Systems, Inc.*	1,463	27,124
ViaSat, Inc.*	618	44,125

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Vishay Intertechnology, Inc.	1,812	22,451
WebMD Health Corp.*	506	29,404
WEX, Inc.*	525	46,552
Zebra Technologies Corp. Cl A*	693	34,719

		3,302,023

MATERIALS (6.9%)
Allegheny Technologies, Inc.	1,453	18,526
AptarGroup, Inc.	853	67,498
Ashland, Inc.	827	94,915
Bemis Co., Inc.	1,261	64,929
Cabot Corp.	849	38,765
Carpenter Technology Corp.	634	20,878
Commercial Metals Co.	1,501	25,367
Compass Minerals Int’l., Inc.	448	33,237
Domtar Corp.	859	30,074
Eagle Materials, Inc.	662	51,073
Greif, Inc. Cl A	351	13,082
Louisiana-Pacific Corp.*	1,950	33,833
Minerals Technologies, Inc.	475	26,980
NewMarket Corp.	136	56,356
Olin Corp.	2,229	55,368
Packaging Corp. of America	1,263	84,533
PolyOne Corp.	1,117	39,363
Reliance Steel & Aluminum Co.	964	74,132
Royal Gold, Inc.	866	62,369
RPM International, Inc.	1,789	89,361
Scotts Miracle-Gro Co. Cl A	617	43,134
Sensient Technologies Corp.	591	41,985
Silgan Hldgs., Inc.	549	28,252
Sonoco Products Co.	1,372	68,134
Steel Dynamics, Inc.	3,287	80,532
United States Steel Corp.	1,955	32,961
Valspar Corp.	983	106,193
Worthington Industries, Inc.	604	25,549

		1,407,379

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	1,271	37,698

UTILITIES (5.9%)
Aqua America, Inc.	2,384	85,013
Atmos Energy Corp.	1,377	111,978
Black Hills Corp.	698	44,002
Great Plains Energy, Inc.	2,057	62,533
Hawaiian Electric Industries, Inc.	1,451	47,578
Idacorp, Inc.	685	55,725
MDU Resources Group, Inc.	2,638	63,312
National Fuel Gas Co.	1,142	64,957
New Jersey Resources Corp.	1,130	43,562
OGE Energy Corp.	2,677	87,672
ONE Gas, Inc.	699	46,546
PNM Resources, Inc.	1,053	37,318
Questar Corp.	2,361	59,899
Southwest Gas Corp.	635	49,981
Talen Energy Corp.*	868	11,761
UGI Corp.	2,328	105,342
Vectren Corp.	1,113	58,622
Westar Energy, Inc.	1,898	106,459
WGL Hldgs., Inc.	670	47,429

		1,189,689

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $17,332,395) 99.1%		20,128,828

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

TOTAL INVESTMENTS (Cost: $17,332,395) 99.1%	20,128,828

OTHER NET ASSETS 0.9%	179,196

NET ASSETS 100.0%	$20,308,024

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.3%)
Bassett Furniture Industries, Inc.	4,116	98,537
Carmike Cinemas, Inc.*	1,691	50,933
CST Brands, Inc.	2,151	92,665
Diamond Resorts Int’l., Inc.*	11,270	337,654
Eros International PLC*	1,610	26,195
FTD Companies, Inc.*	1,041	25,983
Houghton Mifflin Harcourt Co.*	8,048	125,790
Intrawest Resorts Hldgs., Inc.*	3,945	51,206
Ruby Tuesday, Inc.*	8,593	31,021
Select Comfort Corp.*	3,976	85,007
Stage Stores, Inc.	1,912	9,331
Unifi, Inc.*	2,493	67,884
Vista Outdoor, Inc.*	1,129	53,887

		1,056,093

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	10,841	90,631
Farmer Brothers Co.*	2,421	77,617
Vector Group Ltd.	3,252	72,910

		241,158

ENERGY (4.4%)
Abraxas Petroleum Corp.*	10,356	11,702
Atwood Oceanics, Inc.	1,800	22,536
Carrizo Oil and Gas, Inc.*	1,457	52,233
CrossAmerica Partners LP	1,591	39,011
Matrix Service Co.*	1,035	17,067
Nabors Industries Ltd.	3,600	36,180
Parsley Energy, Inc. Cl A*	720	19,483
PBF Energy, Inc.	3,814	90,697
PDC Energy, Inc.*	1,010	58,186
Range Resources Corp.	1,410	60,827

		407,922

FINANCIALS (39.7%)
Agree Realty Corp.	680	32,803
Alexander’s, Inc.	91	37,240
Allied World Assurance Co. Hldgs. AG	1,370	48,142
American Equity Investment Life Hldg. Co.	3,238	46,142
Ashford Hospitality Trust, Inc.	1,033	5,547
Aspen Insurance Hldgs. Ltd.	1,786	82,835
BancFirst Corp.	1,297	78,235
Bank of Marin Bancorp	1,054	50,982
Banner Corp.	2,114	89,930
Brookline Bancorp, Inc.	8,007	88,317
Bryn Mawr Bank Corp.	2,343	68,416
Charter Financial Corp.	3,866	51,340
Chatham Lodging Trust	3,260	71,655
Chesapeake Lodging Trust	3,104	72,168
Colony Capital, Inc. Cl A	4,827	74,094
Columbia Banking System, Inc.	851	23,879
Customers Bancorp, Inc.*	3,325	83,557
Dime Community Bancshares	3,750	63,788
Eagle Bancorp, Inc.*	1,259	60,570
Easterly Acquisition Corp.*	7,009	70,931
Easterly Government Pptys.	4,660	91,942
EastGroup Properties, Inc.	533	36,734
Ellington Financial LLC	6,953	119,105
Enterprise Financial Svcs. Corp.	2,529	70,534
Equity Lifestyle Properties, Inc.	1,205	96,460
FBR & Co.	566	8,450
FelCor Lodging Trust, Inc.	12,656	78,847
First Connecticut Bancorp, Inc.	1,524	25,237
First Interstate BancSytem, Inc.	2,565	72,077
Flushing Financial Corp.	2,262	44,969
Forest City Realty Trust, Inc. Cl A	5,710	127,390

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Glacier Bancorp, Inc.	2,626	69,799
Gramercy Property Trust	2,510	23,142
Hanmi Financial Corp.	1,822	42,799
Highwoods Properties, Inc.	2,467	130,258
Investors Bancorp, Inc.	7,741	85,770
iShares Russell 2000 Value ETF	970	94,381
Janus Capital Group, Inc.	3,394	47,244
Marlin Business Svcs. Corp.	2,852	46,488
MB Financial, Inc.	1,621	58,810
NMI Hldgs., Inc. Cl A*	7,073	38,760
Northfield Bancorp, Inc.	5,563	82,499
Pace Hldgs. Corp.*	6,530	65,300
Parkway Properties, Inc.	2,916	48,785
Pennsylvania REIT	3,533	75,783
PrivateBancorp, Inc.	2,578	113,509
Prosperity Bancshares, Inc.	960	48,950
Selective Insurance Group, Inc.	2,010	76,802
Sovran Self Storage, Inc.	474	49,732
Stock Yards Bancorp, Inc.	4,527	127,797
Stonegate Bank	670	21,621
SVB Financial Group*	1,337	127,229
Terreno Realty Corp.	2,360	61,053
The GEO Group, Inc.	1,737	59,371
TriCo Bancshares	1,032	28,483
UMB Financial Corp.	808	42,994
Urstadt Biddle Pptys., Inc. Cl A	1,907	47,255

		3,686,930

HEALTH CARE (4.4%)
Albany Molecular Research, Inc.*	1,827	24,555
Amsurg Corp.*	1,002	77,695
Civitas Solutions, Inc.*	1,131	23,559
Emergent Biosolutions, Inc.*	766	21,540
Ensign Group, Inc.	1,080	22,691
Harvard Bioscience, Inc.*	5,636	16,119
Kindred Healthcare, Inc.	2,137	24,127
Pacific Biosciences of CA, Inc.*	5,480	38,552
QLT, Inc.*	3,142	4,462
Supernus Pharmaceuticals, Inc.*	5,817	118,492
Universal American Corp.	826	6,261
Wright Medical Group NV*	1,833	31,839

		409,892

INDUSTRIALS (10.9%)
Alaska Air Group, Inc.	961	56,017
AZZ, Inc.	2,477	148,570
Covenant Transportation Group Cl A*	2,700	48,789
Deluxe Corp.	1,312	87,077
Encore Wire Corp.	2,280	84,998
Miller Industries, Inc.	5,582	114,933
Mueller Industries, Inc.	7,441	237,219
Old Dominion Freight Line, Inc.*	240	14,474
Orbital ATK, Inc.	1,623	138,182
Steelcase, Inc.	1,673	22,703
VSE Corp.	829	55,377

		1,008,339

INFORMATION TECHNOLOGY (10.4%)
Aerohive Networks, Inc.*	5,821	38,535

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Ambarella, Inc.*	770	39,124
Anixter International, Inc.*	661	35,218
Apigee Corp.*	1,150	14,053
CalAmp Corp.*	3,362	49,791
Cavium, Inc.*	820	31,652
Cirrus Logic, Inc.*	743	28,821
Comtech Telecommunications Corp.	2,830	36,337
DTS, Inc.*	1,100	29,095
Imation Corp.*	5,845	7,306
LogMeIn, Inc.*	812	51,505
MaxLinear, Inc. Cl A*	2,426	43,619
MKS Instruments, Inc.	1,710	73,633
Nova Measuring Instruments Ltd.*	2,404	26,300
Perficient, Inc.*	682	13,851
Plexus Corp.*	892	38,534
Proofpoint, Inc.*	1,222	77,096
QLogic Corp.*	4,004	59,019
Richardson Electronics Ltd.	12,249	64,552
Rogers Corp.*	742	45,336
SYNNEX Corp.	705	66,848
Virtusa Corp.*	620	17,906
Xura, Inc.*	3,068	74,951

		963,082

MATERIALS (3.7%)
Boise Cascade Co.*	2,000	45,900
Ferro Corp.*	1,733	23,188
Kaiser Aluminum Corp.	1,560	141,040
Kraton Performance Polymers, Inc.*	3,468	96,861
LSB Industries, Inc.*	1,630	19,690
Schnitzer Steel Industries, Inc. Cl A	720	12,672

		339,351

TELECOMMUNICATION SERVICES (1.1%)
Consolidated Comms. Hldgs., Inc.	1,171	31,898
ORBCOMM, Inc.*	7,367	73,302

		105,200

UTILITIES (7.1%)
Avista Corp.	2,473	110,790
Black Hills Corp.	1,000	63,040
Idacorp, Inc.	1,543	125,523
Northwest Natural Gas Co.	1,263	81,868
NorthWestern Corp.	1,131	71,332
PNM Resources, Inc.	2,828	100,224
Portland General Electric Co.	1,790	78,975
Spire, Inc.	380	26,919

		658,671

TOTAL COMMON STOCKS (Cost: $7,676,871) 95.6%		8,876,638

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Bill	A-1+	0.27	08/25/16	200,000	199,911

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,911) 2.2%					199,911

TOTAL INVESTMENTS (Cost: $7,876,782) 97.8%					9,076,549

OTHER NET ASSETS 2.2%					201,599

NET ASSETS 100.0%					$9,278,148

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (17.5%)
Bloomin’ Brands, Inc.	2,366	42,280
Bright Horizons Family Solutions, Inc.*	375	24,866
Cooper Tire & Rubber Co.	930	27,733
CST Brands, Inc.	2,691	115,928
Diamond Resorts Int’l., Inc.*	2,781	83,319
DreamWorks Animation SKG Cl A*	805	32,900
Drew Industries, Inc.	770	65,327
Five Below, Inc.*	1,323	61,400
Gentherm, Inc.*	910	31,168
Haverty Furniture Cos., Inc.	3,320	59,860
Houghton Mifflin Harcourt Co.*	2,293	35,840
HSN, Inc.	1,122	54,899
Intrawest Resorts Hldgs., Inc.*	4,115	53,413
Lions Gate Entertainment Corp.	3,607	72,970
Panera Bread Co. Cl A*	280	59,343
Popeyes Louisiana Kitchen, Inc.*	389	21,255
Red Robin Gourmet Burgers, Inc.*	1,997	94,718
Select Comfort Corp.*	4,627	98,925
Steve Madden Ltd.*	1,571	53,697
Vista Outdoor, Inc.*	846	40,380

		1,130,221

CONSUMER STAPLES (4.0%)
Casey’s General Stores, Inc.	371	48,790
Vector Group Ltd.	2,189	49,077
Village Super Market, Inc. Cl A	1,775	51,280
WD-40 Co.	913	107,232

		256,379

ENERGY (1.4%)
Gulfport Energy Corp.*	1,367	42,732
Matador Resources Co.*	2,275	45,045

		87,777

FINANCIALS (8.9%)
Bank of the Ozarks, Inc.	948	35,569
CubeSmart	2,007	61,976
Easterly Government Pptys.	3,595	70,929
FBL Financial Group, Inc. Cl A	853	51,752
Heritage Financial Corp.	2,152	37,832
Investors Bancorp, Inc.	5,585	61,882
Pinnacle Financial Partners, Inc.	925	45,186
QTS Realty Trust, Inc.	1,387	77,644
Safety Insurance Group, Inc.	1,016	62,565
Starwood Property Trust, Inc.	1,801	37,317
Terreno Realty Corp.	1,220	31,561

		574,213

HEALTH CARE (20.0%)
Abiomed, Inc.*	570	62,295
Acadia Healthcare Co., Inc.*	1,556	86,202
ACADIA Pharmaceuticals, Inc.*	1,149	37,297
Acceleron Pharma, Inc.*	637	21,645
Acorda Therapeutics, Inc.*	959	24,459
Agios Pharmaceuticals, Inc.*	244	10,222
Alnylam Pharmaceuticals, Inc.*	235	13,040
Ani Pharmaceuticals, Inc.*	453	25,286
Anika Therapeutics, Inc.*	795	42,652
BioSpecifics Technologies Corp.*	808	32,272
Catalent, Inc.*	1,029	23,657
Cepheid, Inc.*	805	24,754
DexCom, Inc.*	521	41,331

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Dynavax Technologies Corp.*	325	4,739
Emergent Biosolutions, Inc.*	2,224	62,539
Ensign Group, Inc.	1,864	39,163
Insulet Corp.*	468	14,152
Integra LifeSciences Hldgs. Corp.*	255	20,344
Intersect ENT, Inc.*	1,364	17,637
Karyopharm Therapeutics, Inc.*	1,296	8,696
Kite Pharma, Inc.*	234	11,700
Medicines Co.*	667	22,431
Neogen Corp.*	655	36,844
Neurocrine Biosciences, Inc.*	1,060	48,177
NuVasive, Inc.*	553	33,025
Omeros Corp.*	1,715	18,042
Omnicell, Inc.*	2,267	77,599
Pacific Biosciences of CA, Inc.*	2,202	15,491
Pacira Pharmaceuticals, Inc.*	477	16,089
PAREXEL International Corp.*	963	60,553
Prestige Brands Hldgs., Inc.*	585	32,409
Radius Health, Inc.*	536	19,698
Sorrento Therapeutics, Inc.*	2,262	12,667
Supernus Pharmaceuticals, Inc.*	2,961	60,316
TESARO, Inc.*	586	49,253
Ultragenyx Pharmaceutical, Inc.*	484	23,672
WellCare Health Plans, Inc.*	854	91,617
West Pharmaceutical Svcs., Inc.	220	16,694
Wright Medical Group NV*	1,906	33,107

		1,291,766

INDUSTRIALS (11.4%)
Astronics Corp.*	3,932	130,778
AZZ, Inc.	1,435	86,071
BMC Stock Hldgs., Inc.*	446	7,948
Covenant Transportation Group Cl A*	3,772	68,160
EnPro Industries, Inc.	1,484	65,875
Generac Hldgs., Inc.*	943	32,967
Genesee & Wyoming, Inc. Cl A*	270	15,917
Healthcare Svcs. Group, Inc.	1,848	76,470
Mueller Water Products, Inc. Cl A	6,143	70,153
Sun Hydraulics Corp.	1,663	49,374
Teledyne Technologies, Inc.*	582	57,647
Trex Co., Inc.*	1,688	75,825

		737,185

INFORMATION TECHNOLOGY (22.8%)
Aerohive Networks, Inc.*	2,074	13,730
Ambarella, Inc.*	1,554	78,959
Apigee Corp.*	5,335	65,194
ARRIS International PLC*	1,530	32,069
Blackhawk Network Hldgs., Inc.*	1,045	34,997
CalAmp Corp.*	2,927	43,349
Callidus Software, Inc.*	735	14,685
Cavium, Inc.*	1,761	67,975
Cimpress NV*	280	25,894
Cognex Corp	316	13,620
Cornerstone OnDemand, Inc.*	834	31,742
DTS, Inc.*	1,392	36,818
EPAM Systems, Inc.*	576	37,043
Euronet Worldwide, Inc.*	535	37,017
ExlService Hldgs., Inc.*	320	16,771
Extreme Networks, Inc.*	5,446	18,462
FARO Technologies, Inc.*	944	31,936
Globant S.A.*	1,789	70,397
Imperva, Inc.*	517	22,236

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

inContact, Inc.*	2,010	27,839
j2 Global, Inc.	587	37,081
LogMeIn, Inc.*	1,177	74,657
Manhattan Associates, Inc.*	410	26,293
MAXIMUS, Inc.	838	46,400
MaxLinear, Inc. Cl A*	3,677	66,112
Monolithic Power Systems, Inc.	1,001	68,388
New Relic, Inc.*	1,605	47,155
Paycom Software, Inc.*	674	29,124
Perficient, Inc.*	921	18,706
Proofpoint, Inc.*	1,382	87,190
Qlik Technologies, Inc.*	1,573	46,529
Rapid7, Inc.*	825	10,379
Rogers Corp.*	577	35,255
Rubicon Project, Inc.*	1,219	16,639
Science Applications Int’l. Corp.	616	35,944
Synaptics, Inc.*	305	16,394
Tyler Technologies, Inc.*	432	72,019
Virtusa Corp.*	545	15,740

		1,470,738

MATERIALS (4.6%)
Berry Plastics Group, Inc.*	1,177	45,726
Calgon Carbon Corp.	2,484	32,665
Ferro Corp.*	6,445	86,234
Olin Corp.	1,770	43,967
Orion Engineered Carbons S.A.	868	13,793
PolyOne Corp.	1,392	49,054
U.S. Concrete, Inc.*	440	26,800

		298,239

TELECOMMUNICATION SERVICES (2.2%)
ORBCOMM, Inc.*	5,143	51,173
Shenandoah Telecommunications Co.	2,254	88,041

		139,214

UTILITIES (2.5%)
Chesapeake Utilities Corp.	947	62,672
Northwest Natural Gas Co.	1,511	97,943

		160,615

TOTAL COMMON STOCKS (Cost: $5,570,861) 95.3%		6,146,347

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill	A-1+	0.27	08/25/16	100,000	99,959

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $99,959) 1.6%					99,959

TOTAL INVESTMENTS (Cost: $5,670,820) 96.9%					6,246,306

OTHER NET ASSETS 3.1%					198,738

NET ASSETS 100.0%					$6,445,044

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.0%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	224,898
U.S. Treasury Note	AA+	1.63	02/15/26	250,000	252,813
U.S. Treasury Note	AA+	2.13	05/15/25	100,000	105,629
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	804,463
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	862,772

					2,250,575

U.S. GOVERNMENT AGENCIES (27.4%)
MORTGAGE-BACKED OBLIGATIONS (27.4%)
FHARM	AA+	2.76	02/01/36	5,363	5,675
FHARM	AA+	2.90	04/01/37	3,815	4,062
FHARM	AA+	2.90	04/01/37	6,114	6,426
FHARM	AA+	2.93	05/01/37	5,222	5,455
FHARM	AA+	4.54	09/01/39	7,091	7,466
FHARM	AA+	5.84	03/01/37	1,711	1,802
FHLMC	AA+	2.50	09/01/27	60,990	63,190
FHLMC	AA+	3.00	06/01/27	35,882	37,734
FHLMC	AA+	3.00	08/01/27	38,493	40,479
FHLMC	AA+	3.00	11/01/42	54,694	57,305
FHLMC	AA+	3.00	04/01/43	60,630	63,653
FHLMC	AA+	3.50	05/01/42	97,746	103,229
FHLMC	AA+	3.50	01/01/43	80,842	85,394
FHLMC	AA+	3.50	04/01/43	122,764	129,994
FHLMC	AA+	3.50	07/01/45	89,908	96,148
FHLMC	AA+	4.00	02/01/25	8,579	9,107
FHLMC	AA+	4.00	03/01/41	40,272	43,289
FHLMC	AA+	4.00	07/01/41	48,435	52,879
FHLMC	AA+	4.00	11/01/42	46,413	50,070
FHLMC	AA+	4.00	01/01/44	119,193	128,369
FHLMC	AA+	4.00	06/01/45	83,365	90,323
FHLMC	AA+	4.50	03/01/34	19,248	20,975
FHLMC	AA+	4.50	08/01/34	8,545	9,354
FHLMC	AA+	4.50	02/01/44	54,918	59,931
FHLMC	AA+	5.00	02/01/26	3,961	4,371
FHLMC	AA+	5.50	03/01/21	4,498	4,766
FHLMC	AA+	5.50	07/01/32	6,909	7,755
FHLMC	AA+	5.50	05/01/33	5,520	6,177
FHLMC	AA+	5.50	06/01/37	23,520	26,635
FHLMC	AA+	6.00	07/15/29	5,240	6,025
FHLMC	AA+	6.00	03/15/32	5,662	6,345
FHLMC Strip	AA+	3.00	01/15/43	77,833	81,175
FNMA	AA+	2.41	05/01/43	82,144	84,759
FNMA	AA+	3.00	09/01/29	66,561	70,272
FNMA	AA+	3.00	09/01/33	95,741	100,928
FNMA	AA+	3.00	04/25/42	96,674	100,677
FNMA	AA+	3.00	12/01/42	75,977	77,989
FNMA	AA+	3.00	02/01/43	43,167	44,838
FNMA	AA+	3.00	03/01/43	37,172	39,040
FNMA	AA+	3.00	09/01/43	123,358	128,281
FNMA	AA+	3.50	03/25/28	60,904	65,438
FNMA	AA+	3.50	03/01/32	62,039	66,079
FNMA	AA+	3.50	09/01/32	85,352	90,905
FNMA	AA+	3.50	08/01/38	56,330	59,541
FNMA	AA+	3.50	10/01/41	48,390	51,541
FNMA	AA+	3.50	12/01/41	62,377	66,442
FNMA	AA+	3.50	04/01/42	74,995	80,035
FNMA	AA+	3.50	08/01/42	69,883	73,904
FNMA	AA+	3.50	10/01/42	66,660	70,549
FNMA	AA+	3.50	12/01/42	148,609	157,382
FNMA	AA+	3.50	01/01/44	23,639	24,572
FNMA	AA+	3.50	04/01/45	180,285	192,797
FNMA	AA+	4.00	05/01/19	4,582	4,747
FNMA	AA+	4.00	07/25/26	85,067	95,230
FNMA	AA+	4.00	01/01/31	95,780	103,696
FNMA	AA+	4.00	11/01/40	44,031	47,191
FNMA	AA+	4.00	05/01/41	47,637	52,245
FNMA	AA+	4.00	11/01/45	97,913	106,420

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

FNMA	AA+	4.50	05/01/18	1,147	1,176
FNMA	AA+	4.50	05/01/19	2,105	2,163
FNMA	AA+	4.50	05/01/30	16,219	17,694
FNMA	AA+	4.50	04/01/31	21,271	23,346
FNMA	AA+	4.50	08/01/33	5,328	5,832
FNMA	AA+	4.50	08/01/33	6,575	7,203
FNMA	AA+	4.50	09/01/33	19,924	21,780
FNMA	AA+	4.50	05/01/34	4,532	4,969
FNMA	AA+	4.50	06/01/34	7,148	7,837
FNMA	AA+	4.50	08/01/35	11,234	12,254
FNMA	AA+	4.50	12/01/35	10,488	11,480
FNMA	AA+	4.50	05/01/39	26,359	29,032
FNMA	AA+	4.50	05/01/39	15,975	17,669
FNMA	AA+	4.50	05/01/40	22,399	24,702
FNMA	AA+	5.00	04/01/18	2,381	2,449
FNMA	AA+	5.00	09/01/18	2,211	2,283
FNMA	AA+	5.00	10/01/20	4,699	4,940
FNMA	AA+	5.00	06/01/33	13,834	15,445
FNMA	AA+	5.00	09/01/33	11,568	12,913
FNMA	AA+	5.00	10/01/33	14,241	15,982
FNMA	AA+	5.00	11/01/33	21,108	23,557
FNMA	AA+	5.00	03/01/34	3,638	4,060
FNMA	AA+	5.00	04/01/34	2,687	2,996
FNMA	AA+	5.00	04/01/34	6,475	7,273
FNMA	AA+	5.00	04/01/35	8,582	9,638
FNMA	AA+	5.00	06/01/35	4,612	5,122
FNMA	AA+	5.00	09/01/35	6,855	7,630
FNMA	AA+	5.00	11/25/35	20,396	22,739
FNMA	AA+	5.00	10/01/36	7,606	8,464
FNMA	AA+	5.00	05/01/39	22,031	24,762
FNMA	AA+	5.00	06/01/40	17,181	19,138
FNMA	AA+	5.50	04/01/17	55	55
FNMA	AA+	5.50	05/01/17	21	21
FNMA	AA+	5.50	06/01/17	222	222
FNMA	AA+	5.50	09/01/19	1,616	1,695
FNMA	AA+	5.50	08/01/25	6,214	7,047
FNMA	AA+	5.50	01/01/27	2,679	3,007
FNMA	AA+	5.50	09/01/33	5,251	5,896
FNMA	AA+	5.50	10/01/33	16,401	18,492
FNMA	AA+	5.50	03/01/34	1,415	1,600
FNMA	AA+	5.50	03/01/34	5,720	6,574
FNMA	AA+	5.50	07/01/34	5,407	6,130
FNMA	AA+	5.50	09/01/34	2,696	3,049
FNMA	AA+	5.50	09/01/34	18,150	20,561
FNMA	AA+	5.50	09/01/34	18,363	20,608
FNMA	AA+	5.50	10/01/34	3,622	4,064
FNMA	AA+	5.50	02/01/35	5,499	6,241
FNMA	AA+	5.50	02/01/35	8,320	9,518
FNMA	AA+	5.50	04/01/35	9,455	10,727
FNMA	AA+	5.50	08/01/35	11,045	12,528
FNMA	AA+	5.50	11/01/35	8,449	9,587
FNMA	AA+	5.50	06/01/37	9,635	10,930
FNMA	AA+	5.50	11/01/38	2,455	2,621
FNMA	AA+	5.50	06/01/48	4,228	4,611
FNMA	AA+	6.00	04/01/23	5,144	5,874
FNMA	AA+	6.00	01/01/25	13,141	15,006
FNMA	AA+	6.00	03/01/28	6,484	7,404
FNMA	AA+	6.00	04/01/32	773	883
FNMA	AA+	6.00	05/01/32	1,205	1,394
FNMA	AA+	6.00	05/01/33	16,151	18,531
FNMA	AA+	6.00	09/01/34	8,825	10,235
FNMA	AA+	6.00	10/01/34	13,500	15,656
FNMA	AA+	6.00	11/01/34	2,446	2,793
FNMA	AA+	6.00	12/01/36	6,315	7,270
FNMA	AA+	6.00	01/01/37	7,039	8,136
FNMA	AA+	6.00	05/01/37	2,078	2,330
FNMA	AA+	6.00	07/01/37	3,274	3,742
FNMA	AA+	6.00	08/01/37	4,667	5,335
FNMA	AA+	6.00	12/01/37	1,037	1,187
FNMA	AA+	6.00	10/25/44	15,139	18,125

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

FNMA	AA+	6.00	02/25/47	13,587	15,512
FNMA	AA+	6.00	12/25/49	11,544	13,378
FNMA	AA+	6.50	09/01/16	4	4
FNMA	AA+	6.50	03/01/17	71	71
FNMA	AA+	6.50	05/01/17	31	31
FNMA	AA+	6.50	06/01/17	557	564
FNMA	AA+	6.50	05/01/32	1,657	1,907
FNMA	AA+	6.50	05/01/32	800	920
FNMA	AA+	6.50	07/01/32	848	976
FNMA	AA+	6.50	07/01/34	6,766	7,800
FNMA	AA+	6.50	09/01/34	4,858	5,674
FNMA	AA+	6.50	09/01/36	2,506	2,843
FNMA	AA+	6.50	05/01/37	6,671	7,208
FNMA	AA+	6.50	09/01/37	2,918	3,358
FNMA	AA+	6.50	05/01/38	2,865	3,398
FNMA	AA+	7.00	09/01/31	997	1,136
FNMA	AA+	7.00	04/01/32	1,702	1,887
FNMA	AA+	7.00	01/25/44	20,925	24,223
FNMA	AA+	7.50	06/01/31	346	409
FNMA	AA+	7.50	02/01/32	1,307	1,582
FNMA	AA+	7.50	06/01/32	354	436
FNMA	AA+	8.00	04/01/32	110	118
FNMA Strip	AA+	3.00	08/25/42	72,104	74,055
GNMA (2)	AA+	3.50	09/20/33	2,983	3,005
GNMA (2)	AA+	4.00	08/15/41	51,062	55,471
GNMA (2)	AA+	4.00	11/15/41	20,478	22,405
GNMA (2)	AA+	4.00	01/15/42	57,858	62,579
GNMA (2)	AA+	4.00	03/20/42	37,091	39,662
GNMA (2)	AA+	4.50	04/20/31	23,612	25,632
GNMA (2)	AA+	4.50	10/15/40	41,973	47,422
GNMA (2)	AA+	4.50	06/20/41	29,064	31,219
GNMA (2)	AA+	4.50	10/20/43	48,161	52,434
GNMA (2)	AA+	5.00	10/15/24	45,312	51,126
GNMA (2)	AA+	5.00	06/20/39	43,799	48,830
GNMA (2)	AA+	5.00	11/15/39	23,955	26,823
GNMA (2)	AA+	5.00	06/20/40	21,713	23,452
GNMA (2)	AA+	5.50	01/15/36	12,200	13,708
GNMA (2)	AA+	6.50	04/15/31	217	248
GNMA (2)	AA+	6.50	10/15/31	786	939
GNMA (2)	AA+	6.50	12/15/31	124	141
GNMA (2)	AA+	6.50	05/15/32	431	492
GNMA (2)	AA+	7.00	05/15/31	704	871
GNMA (2)	AA+	7.00	05/15/32	50	51
GNMA (2)	AA+	7.00	10/20/38	226	235
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	29,039	32,284

					4,743,788

CORPORATE DEBT (58.1%)
CONSUMER DISCRETIONARY (10.0%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	86,157
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	83,242
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	53,803
Brinker International, Inc.	BBB-	3.88	05/15/23	10,000	10,147
Dollar General Corp.	BBB	3.25	04/15/23	85,000	88,244
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	72,707
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	85,000	90,100
Gap, Inc.	BB+	5.95	04/12/21	75,000	78,223
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	75,000	78,215
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	73,657
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	30,074
Kohl’s Corp.	BBB	4.00	11/01/21	50,000	52,300
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	80,175
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	87,719
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	75,000	80,947
NVR, Inc.	BBB+	3.95	09/15/22	85,000	90,087
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	80,758
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,625
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	82,741
Staples, Inc.	BBB-	4.38	01/12/23	85,000	86,565
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	107,563

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

Viacom, Inc.	BBB-	3.25	03/15/23	50,000	49,190
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	87,023
Wynn Las Vegas LLC	BB+	5.38	03/15/22	85,000	85,531

					1,725,793

CONSUMER STAPLES (3.9%)
Avon Products, Inc.	B	4.20	07/15/18	75,000	69,188
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	51,643
CVS Health Corp.	BBB+	6.13	08/15/16	50,000	50,299
Edgewell Personal Care Co.	BB+	4.70	05/19/21	75,000	77,682
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	71,310
Kroger Co.	BBB	2.95	11/01/21	30,000	31,520
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	100,798
Sysco Corp.	BBB+	2.60	06/12/22	55,000	55,992
Sysco Corp.	BBB+	3.75	10/01/25	50,000	53,498
Whole Foods Market, Inc.†	BBB-	5.20	12/03/25	100,000	107,819

					669,749

ENERGY (3.8%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	80,720
Energen Corp.	BB	4.63	09/01/21	85,000	79,900
EQT Corp.	BBB	4.88	11/15/21	85,000	90,382
FMC Technologies, Inc.	BBB	2.00	10/01/17	85,000	84,415
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	71,878
Murphy Oil Corp.	BBB-	2.50	12/01/17	65,000	64,809
Noble Corp.	BBB	7.50	03/15/19	50,000	50,500
Rowan Companies PLC	BBB-	4.88	06/01/22	85,000	74,375
Seacor Hldgs., Inc.	B	7.38	10/01/19	50,000	48,750
Sunoco, Inc.	BBB-	5.75	01/15/17	20,000	20,376

					666,105

FINANCIALS (13.0%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	88,255
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	83,977
American Tower Corp.	BBB-	4.50	01/15/18	85,000	88,679
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	91,520
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	57,991
Block Financial LLC	BBB	5.25	10/01/25	50,000	53,603
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,439
Boston Properties LP	A-	3.85	02/01/23	65,000	69,559
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	94,617
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	42,400
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,598
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	50,443
First Republic Bank	A-	2.38	06/17/19	85,000	85,994
First Tennessee Bank	BBB-	2.95	12/01/19	75,000	75,342
Genworth Financial, Inc.	B	7.20	02/15/21	50,000	42,125
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	26,224
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,515
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	65,000	65,652
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	22,584
Healthcare Realty Trust	BBB-	3.75	04/15/23	85,000	85,286
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	91,348
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	88,746
Lincoln National Corp.	A-	4.85	06/24/21	20,000	22,115
Markel Corp.	BBB+	5.35	06/01/21	40,000	44,807
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	83,168
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	55,588
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	22,778
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	30,445
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	52,818
Pacific LifeCorp.†	BBB+	6.00	02/10/20	65,000	72,670
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	87,079
Protective Life Corp.	A-	7.38	10/15/19	65,000	75,433
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	22,463
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	83,033
Signet UK Finance PLC	BBB-	4.70	06/15/24	50,000	48,797
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,947
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	72,310
Welltower, Inc.	BBB	3.75	03/15/23	10,000	10,364
Welltower, Inc.	BBB	6.13	04/15/20	50,000	56,958

					2,241,670

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

HEALTH CARE (6.2%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	93,695
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	43,970
Anthem, Inc.	A	4.35	08/15/20	50,000	54,227
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	94,046
Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	54,420
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	87,068
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	89,500
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	86,281
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	87,970
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	94,238
Pfizer, Inc.	AA	6.05	03/30/17	75,000	77,875
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	93,221
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	93,806
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,625

					1,075,942

INDUSTRIALS (5.5%)
Crane Co.	BBB	2.75	12/15/18	90,000	92,502
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	85,597
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	89,742
Flowserve Corp.	BBB	3.50	09/15/22	65,000	66,995
Harsco Corp.	BB-	5.75	05/15/18	85,000	80,113
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	78,261
Kennametal, Inc.	BBB	2.65	11/01/19	85,000	85,456
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	80,950
Pentair PLC	BBB-	5.00	05/15/21	75,000	80,843
Pitney Bowes, Inc.	BBB	5.25	01/15/37	75,000	78,604
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	87,871
Textron, Inc.	BBB	4.63	09/21/16	50,000	50,275

					957,209

INFORMATION TECHNOLOGY (6.6%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	93,969
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	110,878
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	89,992
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	89,054
eBay, Inc.	BBB+	2.88	08/01/21	75,000	77,453
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	94,360
Ingram Micro, Inc.	BBB-	5.00	08/10/22	25,000	25,348
Ingram Micro, Inc.	BBB-	5.25	09/01/17	55,000	56,526
Lam Research Corp.	BBB	2.75	03/15/20	75,000	76,644
Lexmark International, Inc.	BBB-	5.13	03/15/20	10,000	10,423
Lexmark International, Inc.	BBB-	6.65	06/01/18	75,000	79,817
Symantec Corp.	BBB-	4.20	09/15/20	85,000	88,605
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	87,098
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	86,328
Western Union Co.	BBB	5.93	10/01/16	85,000	85,831

					1,152,326

MATERIALS (6.3%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	90,446
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	92,013
Carpenter Technology Corp.	BBB	4.45	03/01/23	85,000	82,012
Domtar Corp.	BBB-	4.40	04/01/22	85,000	88,141
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	54,522
Freeport-McMoRan Copper & Gold	BB	3.55	03/01/22	85,000	74,800
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	85,125
Kinross Gold Corp.	BB+	3.63	09/01/16	65,000	64,853
Kinross Gold Corp.	BB+	5.13	09/01/21	20,000	19,850
Methanex Corp.	BB+	3.25	12/15/19	85,000	82,555
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	88,262
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	53,011
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	32,586
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	84,404
Teck Resources Ltd.	B+	4.75	01/15/22	75,000	63,368
Vulcan Materials Co.	BBB	7.00	06/15/18	40,000	43,800

					1,099,748

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	76,806
Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	44,398

					121,204

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

UTILITIES (2.1%)
Constellation Energy	BBB-	5.15	12/01/20	50,000	55,646
Entergy Corp.	BBB-	5.13	09/15/20	85,000	93,140
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	31,997
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	78,950
SCANA Corp.	BBB	4.13	02/01/22	85,000	88,311
Talen Energy Supply LLC	B+	4.60	12/15/21	30,000	22,050

					370,094

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,333,328) 98.5%					17,074,203

TOTAL INVESTMENTS (Cost: $16,333,328) 98.5%					17,074,203

OTHER NET ASSETS 1.5%					265,215

NET ASSETS 100.0%					$17,339,418

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.2%)
U.S. Treasury Bill	A-1+	0.28	08/11/16	3,400,000	3,398,898
U.S. Treasury Bill	A-1+	0.34	08/25/16	1,000,000	999,480

					4,398,378

U.S. GOVERNMENT AGENCIES (9.6%)
FHLB	A-1+	0.31	08/05/16	300,000	299,910
FHLB	A-1+	0.31	08/08/16	500,000	499,834
FHLB	A-1+	0.32	08/02/16	150,000	149,957
FHLB	A-1+	0.33	08/19/16	200,000	199,910
FHLB	A-1+	0.34	08/19/16	157,000	156,927
FHLB	A-1+	0.40	07/27/16	165,000	164,952
FHLB	A-1+	0.40	08/08/16	500,000	499,789
FHLB	A-1+	0.40	09/16/16	800,000	799,452

					2,770,731

COMMERCIAL PAPER (75.2%)
Air Products & Chemicals†	A-1	0.37	07/01/16	600,000	600,000
Apple, Inc.†	A-1+	0.42	07/05/16	700,000	699,967
Apple, Inc.†	A-1+	0.43	07/06/16	500,000	499,970
Chevron Corp.†	A-1+	0.41	08/02/16	1,191,000	1,190,566
Emerson Electric Co.†	A-1	0.40	07/26/16	600,000	599,833
Emerson Electric Co.†	A-1	0.43	07/20/16	500,000	499,887
Exxon Mobil Corp.	A-1+	0.43	08/02/16	1,100,000	1,099,579
Grainger (W.W.), Inc.	A-1+	0.39	07/11/16	450,000	449,951
Grainger (W.W.), Inc.	A-1+	0.41	07/26/16	450,000	449,872
Grainger (W.W.), Inc.	A-1+	0.42	07/21/16	200,000	199,953
Hershey Co.†	A-1	0.39	07/08/16	1,200,000	1,199,909
Intercontinental Exchange, Inc.†	A-1	0.50	07/12/16	1,100,000	1,099,832
J.P. Morgan Securities LLC	A-1	0.50	08/08/16	250,000	249,868
J.P. Morgan Securities LLC	A-1	0.50	08/09/16	275,000	274,851
J.P. Morgan Securities LLC†	A-1	0.52	07/27/16	250,000	249,906
J.P. Morgan Securities LLC†	A-1	0.60	09/02/16	325,000	324,659
Microsoft Corp.†	A-1+	0.38	08/03/16	300,000	299,895
Microsoft Corp.†	A-1+	0.44	08/03/16	850,000	849,657
National Rural Utilities	A-1	0.40	07/20/16	700,000	699,852
National Rural Utilities	A-1	0.42	07/27/16	400,000	399,879
Nestle Capital Corp.†	A-1+	0.44	08/23/16	450,000	449,709
Novartis Finance Corp.†	A-1+	0.43	07/28/16	600,000	599,806
PepsiCo, Inc.†	A-1	0.40	08/17/16	800,000	799,582
Pfizer, Inc.†	A-1+	0.46	07/25/16	1,200,000	1,199,632
QUALCOMM, Inc.†	A-1+	0.38	07/21/16	1,200,000	1,199,747
Ralph Lauren Corp.†	A-1	0.40	07/01/16	500,000	500,000
Simon Ppty. Group LP†	A-1	0.48	07/18/16	600,000	599,864
Simon Ppty. Group LP†	A-1	0.48	08/04/16	500,000	499,773
Travelers Cos., Inc.†	A-1	0.40	07/01/16	1,050,000	1,050,000
Unilever Capital Corp.†	A-1	0.38	08/01/16	1,100,000	1,099,640
Washington Gas Light Co.	A-1	0.40	07/11/16	200,000	199,978
Washington Gas Light Co.	A-1	0.43	07/15/16	900,000	899,849
Wisconsin Gas Co.	A-1	0.42	07/06/16	700,000	699,959

					21,735,425

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $28,904,406) 100.0%					28,904,534

TOTAL INVESTMENTS (Cost: $28,904,406) 100.0%					28,904,534

OTHER NET ASSETS -0.0% (3)					(5,212)

NET ASSETS 100.0%					$28,899,322

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES
June 30, 2016 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$447,661	2.6%
MONEY MARKET FUND	$16,111,834	55.8%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2016, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
EQUITY INDEX FUND	6	E-mini S&P 500 Stock Index	P	September 2016	$627,060	$825	1.9%
MID-CAP EQUITY INDEX FUND	1	E-mini S&P MidCap 400 Stock Index	P	September 2016	$149,300	$64	0.1%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.
(2)	U.S. Government guaranteed security.
(3)	Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2016, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of June 30, 2016. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent).” The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Accordingly, effective January 1, 2016, the Investment Company has adopted ASU 2015-07, which removes investments measured using the net asset value per share practical expedient from the fair value hierarchy in all periods presented. The adoption of ASU 2015-07 did not have a material impact on the Investment Company’s financial statements.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2016:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$6,018,681	—	—	$6,018,681
Common Stock - Active	$4,046,767	—	—	$4,046,767
Other Investments measured at net asset value (b)	—	—	—	$229,998

	$10,065,448	—	—	$10,295,446

Equity Index Fund
Common Stock	$32,881,660	—	—	$32,881,660
Short-Term Debt Securities	—	$99,948	—	$99,948
Other Investments measured at net asset value (b)	—	—	—	$481,239

	$32,881,660	$99,948	—	$33,462,847

Mid-Cap Equity Index Fund
Common Stock	$19,682,748	—	—	$19,682,748
Other Investments measured at net asset value (b)	—	—	—	$446,080

	$19,682,748	—	—	$20,128,828

Small Cap Value Fund
Common Stock	$8,782,257	—	—	$8,782,257
Short-Term Debt Securities	—	$199,911	—	$199,911
Other Investments measured at net asset value (b)	—	—	—	$94,381

	$8,782,257	$199,911	—	$9,076,549

Small Cap Growth Fund
Common Stock	$6,146,347	—	—	$6,146,347
Short-Term Debt Securities	—	$99,959	—	$99,959

	$6,146,347	$99,959	—	$6,246,306

Bond Fund
U.S. Government Debt	—	$2,250,575	—	$2,250,575
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$4,743,788	—	$4,743,788
Long-Term Corporate Debt	—	$10,079,840	—	$10,079,840

	—	$17,074,203	—	$17,074,203

Money Market Fund
U.S. Government Debt	—	$4,398,378	—	$4,398,378
U.S. Government Agency Short-Term Debt	—	$2,770,731	—	$2,770,731
Commercial Paper	—	$21,735,425	—	$21,735,425

	—	$28,904,534	—	$28,904,534

Other Financial Instruments:*
Equity Index Fund	$825	—	—	$825
Mid-Cap Equity Index Fund	$64	—	—	$64

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of financial position.

During the six months ended June 30, 2016, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2016 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,041,301	$7,525,521	$4,098,695	$1,690,153
Unrealized Depreciation	(524,827)	(1,575,852)	(1,421,281)	(494,006)

Net	$1,516,474	$5,949,669	$2,677,414	$1,196,147

Tax Cost of Investments	$8,778,972	$27,513,178	$17,451,414	$7,880,402

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$988,985	$828,997	$128
Unrealized Depreciation	(420,730)	(88,445)	—

Net	$568,255	$740,552	$128

Tax Cost of Investments	$5,678,051	$16,333,651	$28,904,406

Differences in basis between amounts reflected in the Portfolios of Investments in Securities and those computed for federal income tax purposes arise from the federal income tax treatment of wash sales and futures contracts.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 6, 2016

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: September 6, 2016